UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-06602


                       The Preferred Group of Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              411 Hamilton Blvd, Suite 1200, Peoria, IL 61602-3106
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               David L. Bomberger
                      The Preferred Group of Mutual Funds
                       411 Hamilton Boulevard, Suite 1200
                              Peoria, IL 61602-3106
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (309) 675-4999

Date of fiscal year end: June 30
                         -------

Date of reporting period: March 31, 2005
                          --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

PREFERRED INTERNATIONAL GROWTH FUND
-----------------------------------

-------------------------------------------------------------------------------------------------------
Common Stock - 94.78%                                                         Shares             Value
-------------------------------------------------------------------------------------------------------
AUSTRALIA - 4.75%

Insurance 2.23%
      QBE Insurance Group Ltd                                                 99,405         1,143,778
                                                                                     ------------------

MATERIALS 2.52%
      Newcrest Mining Ltd                                                     95,685         1,287,305
                                                                                     ------------------

Total Australia                                                                              2,431,083
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
BELGIUM - 4.41%

BANKS 2.13%
      KBC Bankverzekerin NPV                                                  12,955         1,092,800
                                                                                     ------------------

FOOD, BEVERAGE & TOBACCO 2.28%
      Inbev ~                                                                 33,240         1,164,238
                                                                                     ------------------

Total Belgium                                                                                2,257,038
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
CANADA - 3.18%

TELECOMMUNICATION SERVICES 3.18%

      Research In Motion *                                                    12,850           981,997
      Rogers Communications Inc                                               23,650           643,818
                                                                                     ------------------
                                                                                             1,625,815

Total Canada                                                                                 1,625,815
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
CHINA (HONG KONG) -  2.11%

ENERGY 2.11%
      Cnooc Ltd                                                            2,004,000         1,079,181
                                                                                     ------------------

Total China (Hong Kong)                                                                      1,079,181
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
DENMARK - 2.46%

PHARMACEUTICALS & BIOTECHNOLOGY 2.46%
      Novo Nordisk * ~                                                        22,645         1,261,285
                                                                                     ------------------

Total Denmark                                                                                1,261,285
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
FINLAND 1.87%

ENERGY 1.87%
      Fortum OYJ ~                                                            49,275           959,738
                                                                                     ------------------

Total Finland                                                                                  959,738
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
FRANCE - 15.11%

CAPITAL GOODS 2.54%
      Vinci SA                                                                 9,025         1,301,392
                                                                                     ------------------

INSURANCE 2.61%
      AGF - Assur Gen De France                                               16,990         1,335,125
                                                                                     ------------------

MEDIA 5.36%
      Lagardere S.C.A.*                                                       19,010         1,439,630
      Vivendi Universal SA *                                                  42,640         1,306,583
                                                                                     ------------------
                                                                                             2,746,213
                                                                                     ------------------

PHARMACEUTICALS & BIOTECHNOLOGY 2.05%
      Sanofi Aventis                                                          12,465         1,051,467
                                                                                     ------------------

TELECOMMUNICATION SERVICES 2.55%
      Bouygues *                                                              32,815         1,301,266
                                                                                     ------------------

Total France                                                                                 7,735,463
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
GERMANY - 1.96%

DIVERSIFIED FINANCIALS 1.00%
      Hypo Real Estate *                                                      12,265           511,334
                                                                                     ------------------

HEALTH CARE EQUIPMENT & SERVICES 0.96%
      Celesio AG                                                               6,000           490,716
                                                                                     ------------------

Total Germany                                                                                1,002,050
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
IRELAND 1.53%

BANKS 1.53%
      Anglo Irish Bank Corp Plc *                                             31,330           784,104
                                                                                     ------------------

Total Ireland                                                                                  784,104
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
ITALY 3.23%

BANKS 1.17%
      Banca Popolare Di Milano *                                              62,555           598,246
                                                                                     ------------------

MEDIA 2.06%
      Mediaset                                                                73,285         1,054,858
                                                                                     ------------------

Total Italy                                                                                  1,653,104
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
JAPAN - 8.81%

BANKS 3.21%
      The Bank of Yokohama Ltd                                               113,000           689,224
      Mitsubishi Tokyo Financial *                                               110           954,069
                                                                                     ------------------
                                                                                             1,643,293
                                                                                     ------------------
SOFTWARE & SERVICES 3.68%
      Eaccess Ltd * ~                                                            630           534,670
      Index Corp ~                                                               210           505,293
      Trend Micro Inc ~                                                       19,600           842,677
                                                                                     ------------------
                                                                                             1,882,640
                                                                                     ------------------
TRANSPORTATION 1.92%

      Mitsui Osk Lines                                                       153,000           983,138
                                                                                     ------------------

Total Japan                                                                                  4,509,071
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
MEXICO 3.50%

FOOD, BEVERAGE & TOBACCO 1.50%
      Fomento Economico Mexicano                                              14,340           767,907
                                                                                     ------------------

TELECOMMUNICATION SERVICES 2.00%
      America Movil                                                           19,860         1,024,776
                                                                                     ------------------

Total Mexico                                                                                 1,792,683
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
NEW ZEALAND - 1.41%

TELECOMMUNICATION SERVICES 1.41%
      Telecom Corporation of New Zealand *                                   167,160           721,654
                                                                                     ------------------

Total New Zealand                                                                              721,654
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
NORWAY -  5.40%

ENERGY 3.56%
      Norsk Hydro ASA                                                         12,745         1,050,285
      Statoil ASA                                                             45,240           769,861
                                                                                     ------------------
                                                                                             1,820,146
                                                                                     ------------------
TELECOMMUNICATION SERVICES 1.84%
      Tandberg ASA ~                                                          90,590           945,653
                                                                                     ------------------

Total  Norway                                                                                2,765,799
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 2.27%

ENERGY 2.27%
      Sasol Ltd                                                               49,700         1,160,519
                                                                                     ------------------

Total South Africa                                                                           1,160,519
                                                                                     ------------------

-------------------------------------------------------------------------------------------------------
SOUTH KOREA - 3.23%

DIVERSIFIED FINANCIALS 1.47%
      Shinhan Financial                                                       28,090           752,386
                                                                                     ------------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.76%
      Samsung Electronics **                                                   3,650           903,375
                                                                                     ------------------

Total South Korea                                                                            1,655,761
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
SPAIN 5.33%

CAPITAL GOODS 2.38%
      ACS Actividades                                                         49,275         1,220,439
                                                                                     ------------------

TELECOMMUNICATION SERVICES 2.95%
      Telefonica SA *                                                         86,620         1,509,640
                                                                                     ------------------

Total Spain                                                                                  2,730,079
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
SWEDEN - 2.39%

CAPITAL GOODS 0.97%
      Alfa Laval AB                                                           30,400           499,098
                                                                                     ------------------

TELECOMMUNICATION SERVICES 1.42%
      Ericsson (LM) Tel * ~                                                   25,700           724,740
                                                                                     ------------------

Total Sweden                                                                                 1,223,838
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
SWITZERLAND - 5.23%

COMMERCIAL SERVICES & SUPPLIES 1.46%
      SGS SA ~                                                                 1,040           749,879
                                                                                     ------------------

PHARMACEUTICALS & BIOTECHNOLOGY 3.77%
      Novartis AG * ~                                                         23,685         1,105,498
      Roche Holding AG - Genusschein ~                                         7,645           819,815
                                                                                     ------------------
                                                                                             1,925,313
                                                                                     ------------------

Total Switzerland                                                                            2,675,192
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 12.79%

CONSUMER DURABLES & APPAREL 5.52%

      Gus Plc                                                                 71,260         1,225,973
      Reckitt Benckiser Plc *                                                 50,445         1,602,363
                                                                                     ------------------
                                                                                             2,828,336
                                                                                     ------------------
HOTELS, RESTAURANTS & LEISURE 1.48%
      Carnival PLC                                                            13,805           757,615
                                                                                     ------------------

MATERIALS 2.88%
      BHP Billiton Plc *                                                     109,920         1,475,921
                                                                                     ------------------

PHARMACEUTICALS & BIOTECHNOLOGY 2.78%
      GlaxoSmithKline Plc                                                     62,235         1,425,648
                                                                                     ------------------

TELECOMMUNICATION SERVICES 0.13%
      O2 Plc                                                                  27,570            62,089
                                                                                     ------------------

Total United Kingdom                                                                         6,549,609
                                                                                     ==================

-------------------------------------------------------------------------------------------------------
UNITED STATES - 3.81%

CAPITAL GOODS 2.30%
      Tyco International Ltd                                                  34,835         1,177,423
                                                                                     ------------------

ENERGY 1.51%
      Petrokazakhstan Inc                                                     19,220           772,068
                                                                                     ------------------

Total United States                                                                          1,949,491
                                                                                     ==================

-------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                                                          48,522,557
 (Cost $43,293,545)                                                                  ==================


-------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 18.47%                                                                  VALUE
-------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 3.09%
      State Street Global Advisors
        Money Market Fund ^^^

       2.42% yield as of March 31, 2005                                    1,581,664         1,581,664
                                                                                     ------------------

SHORT TERM INVESTMENT TRUST - 15.38%
      State Street Securities Lending Quality Trust ^^^
       2.79% yield as of March 31, 2005                                    7,876,172         7,876,172
                                                                                     ------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $9,457,836)                                                                           9,457,836
                                                                                     ==================

TOTAL INVESTMENTS - 113.25%
 (Cost $52,751,381)                                                                         57,980,393
                                                                                     ==================

OTHER ASSETS & LIABILITIES - -13.25%                                                        (6,783,147)
                                                                                     ==================

TOTAL NET ASSETS - 100%                                                                     51,197,246
                                                                                     ==================

PREFERRED INTERNATIONAL VALUE FUND
----------------------------------

----------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.76%                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------------
AUSTRALIA - 1.99%

REAL ESTATE 1.99%
    Lend Lease Corporation Ltd                                              1,539,166          14,986,316
                                                                                      --------------------

Total Australia                                                                                14,986,316
                                                                                      ====================

----------------------------------------------------------------------------------------------------------

BRAZIL - 2.50%

ENERGY 2.50%

    Petroleo Brasileiro SA ADR ~                                              426,508          18,843,123
                                                                                      --------------------

Total Brazil                                                                                   18,843,123
                                                                                      ====================

----------------------------------------------------------------------------------------------------------

CHINA (HONG KONG) - 1.99%

DIVERSIFIED FINANCIALS 1.99%
    Swire Pacific Ltd                                                       1,887,400          14,943,354
                                                                                      --------------------

Total China (Hong Kong)                                                                        14,943,354
                                                                                      ====================

----------------------------------------------------------------------------------------------------------

FINLAND - 1.86%

MATERIALS 1.86%
    Stora Enso Oyj ~                                                          995,900          13,986,217
                                                                                      --------------------

Total Finland                                                                                  13,986,217
                                                                                      ====================

----------------------------------------------------------------------------------------------------------

FRANCE - 6.61%

CAPITAL GOODS 1.97%
    Schneider Electric ~                                                      189,200          14,831,105
                                                                                      --------------------

FOOD, BEVERAGE & TOBACCO 2.08%
    Carrefour SA ~                                                            294,781          15,649,606
                                                                                      --------------------

INSURANCE 2.56%
    AXA ~                                                                     724,160          19,297,561
                                                                                      --------------------

Total France                                                                                   49,778,272
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
GERMANY - 6.86%

CAPITAL GOODS 1.97%
    Siemens AG                                                                187,181          14,818,475

CONSUMER DURABLES & APPAREL 2.22%
    Adidas-Salomon AG ~                                                       105,308          16,717,441
                                                                                      --------------------

RETAILING 2.67%
    Metro AG ~                                                                375,594          20,168,795
                                                                                      --------------------

Total Germany                                                                                  51,704,711
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
ITALY - 4.46%

ENERGY 1.87%
    Saipem SPA ~                                                            1,112,900          14,114,031
                                                                                      --------------------

INSURANCE 2.59%
    RAS ~                                                                     825,694          19,433,536
                                                                                      --------------------

Total Italy                                                                                    33,547,567
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
JAPAN - 13.62%

AUTOMOBILES & COMPONENTS 2.01%
    Bridgestone Corp                                                          825,000          15,165,073
                                                                                      --------------------

CONSUMER DURABLES & APPAREL 1.43%
    Fuji Photo Film Co ~                                                      294,800          10,777,487
                                                                                      --------------------

DIVERSIFIED FINANCIALS 2.74%
    Sumitomo Trust & Banking Company Ltd. ~                                 3,161,800          20,611,781
                                                                                      --------------------

INSURANCE 1.06%
    Sompo Japan Insurance Inc ~                                               761,700           7,949,100
                                                                                      --------------------

PHARMACEUTICALS & BIOTECHNOLOGY 3.00%
    Daiichi Pharmaceutical Co Ltd ~                                            80,200           1,877,379
    Takeda Pharmaceutical Co Ltd ~                                            434,700          20,716,409
                                                                                      --------------------
                                                                                               22,593,788
                                                                                      ====================

TECHNOLOGY HARDWARE & EQUIPMENT 3.38%
    Hitachi Ltd `                                                           1,692,900          10,515,005
    Kyocera Corp                                                              209,400          14,939,706
                                                                                      --------------------
                                                                                               25,454,711
                                                                                      --------------------

Total Japan                                                                                   102,551,940
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
MEXICO - 2.06%

TELECOMMUNICATION SERVICES 2.06%
    Telefonos De Mexico SA ADR                                                450,040          15,539,881
                                                                                      --------------------

Total Mexico                                                                                   15,539,881
                                                                                      ====================


----------------------------------------------------------------------------------------------------------
NETHERLANDS - 7.64%

BANKS 2.38%
    ABN AMRO Holdings NV                                                      722,763          17,938,822
                                                                                      --------------------

DIVERSIFIED FINANCIALS 2.93%
    ING Groep NV                                                              730,669          22,076,625
                                                                                      --------------------

MEDIA 2.33%
    VNU NV ~                                                                  600,646          17,524,966
                                                                                      --------------------

Total Netherlands                                                                              57,540,413
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
PORTUGAL - 2.48%

TELECOMMUNICATION SERVICES 2.48%
    Portugal Telecom SGPS SA                                                1,591,212          18,653,166
                                                                                      --------------------

Total Portugal                                                                                 18,653,166
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
SINGAPORE - 3.46%

BANKS 2.23%
    United Overseas Bank Ltd                                                1,924,000          16,781,102
                                                                                      --------------------

CAPITAL GOODS 1.23%
    Keppel Corporation Ltd ~                                                1,400,900           9,248,825
                                                                                      --------------------

Total Singapore                                                                                26,029,927
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
SOUTH KOREA - 1.88%

BANKS 1.88%
    Kookmin Bank                                                              314,770          14,056,937
                                                                                      --------------------

Total South Korea                                                                              14,056,937
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
SPAIN - 8.06%

BANKS 2.32%
    BBV Argentaria ~                                                        1,072,380          17,466,039
                                                                                      --------------------

ENERGY 2.91%
    Repsol YPF SA ~                                                           826,080          21,874,287
                                                                                      --------------------

UTILITIES 2.83%
    Iberdrola SA ~                                                            814,869          21,323,821
                                                                                      --------------------

Total Spain                                                                                    60,664,147
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
SWEDEN - 3.11%

CAPITAL GOODS 2.53%
    Atlas Copco AB ~                                                          397,100          19,024,471

CONSUMER DURABLES & APPAREL 0.58%
    Electrolux AB ~                                                           187,900           4,374,684
                                                                                      --------------------

Total Sweden                                                                                   23,399,155
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
SWITZERLAND - 9.37%

CONSUMER DURABLES & APPAREL 2.11%
    Swatch Group ~                                                            115,337          15,860,646
                                                                                      --------------------

FOOD, BEVERAGE & TOBACCO 2.15%
    Nestle SA ~                                                                59,071          16,169,791
                                                                                      --------------------

MATERIALS 5.11%
    Givaudan AG ~                                                              28,000          17,987,453
    Holcim Ltd ~                                                              333,307          20,505,838
                                                                                      --------------------
                                                                                               38,493,291
                                                                                      --------------------

Total Switzerland                                                                              70,523,728
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 18.81%

BANKS 4.43%
    Lloyds TSB Group Plc                                                    1,861,520          16,803,990
    Royal Bank of Scotland Plc                                                520,786          16,562,207
                                                                                      --------------------
                                                                                               33,366,197
                                                                                      --------------------

COMMERCIAL SERVICES & SUPPLIES 0.97%
    Group 4 Securicor Plc                                                   2,809,400           7,268,603

MATERIALS 1.25%
    Hanson Plc                                                                997,500           9,428,309
                                                                                      --------------------

MEDIA 2.19%
    Pearson Plc                                                             1,351,210          16,458,846
                                                                                      --------------------

PHARMACEUTICALS & BIOTECHNOLOGY 2.61%
    GlaxoSmithKline Plc                                                       858,066          19,656,143

RETAILING 4.44%
    Kingfisher                                                              2,912,796          15,883,598
    Marks & Spencer Group Plc                                               2,682,974          17,531,108
                                                                                      --------------------
                                                                                               33,414,706
                                                                                      --------------------

TELECOMMUNICATION SERVICES 2.92%
    Vodafone Group Plc                                                      8,323,801          22,085,885
                                                                                      --------------------

Total United Kingdom                                                                          141,678,689
                                                                                      ====================

----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (Cost $589,735,199)                                                                          728,427,543
                                                                                      ====================


----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 26.95%                                                                     VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.83%
    State Street Repo, 1.25%, dated March 31, 2005,
    due April 1, 2005, repurchase price $21,333,731
    collateralized by 20,330,000 U.S. Treasury Bond, 5.25%,
    due November 15, 2028, valued at $21,811,015 ^^^                       21,333,000          21,333,000

SHORT TERM INVESTMENT TRUST - 24.12%
    State Street Securities Lending Quality Trust ^^^
     2.79% yield as of March 31, 2005                                     181,507,165         181,507,165
                                                                                      --------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $202,840,165)                                                                          202,840,165
                                                                                      ====================

TOTAL INVESTMENTS - 123.71%
 (Cost $792,575,364)                                                                          931,267,708
                                                                                      ====================

OTHER ASSETS & LIABILITIES - -23.71%                                                         (178,477,140)
                                                                                      ====================

TOTAL NET ASSETS - 100%                                                                       752,790,568
                                                                                      ====================

PREFERRED SMALL CAP GROWTH FUND
-------------------------------

----------------------------------------------------------------------------------------------------------
Common Stock - 98.81%                                                          Shares               Value
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 15.98%
Consumer Durables & Apparel 0.71%
       MarineMax Inc *                                                         25,740             802,573

HOTELS, RESTAURANTS & LEISURE 6.54%
       Buffalo Wild Wings Inc * ~                                              13,120             496,330
       Penn National Gaming Inc *                                              26,590             781,214
       PF Chang's China Bistro Inc * ~                                         22,800           1,363,440
       Red Robin Gourmet Burgers Inc * ~                                       19,340             984,599
       Scientific Games Corp * ~                                               64,690           1,478,167
       Shuffle Master Inc * ~                                                  34,620           1,002,595
       Sonic Corp * ~                                                          20,170             673,678
       WMS Industries Inc * ~                                                  23,870             672,179
                                                                                      --------------------
                                                                                                7,452,202
                                                                                      --------------------
MEDIA 0.95%
       Cumulus Media Inc *                                                     22,710             323,618
       Lions Gate Entertainment Corp * ~                                       68,630             758,362
                                                                                      --------------------
                                                                                                1,081,980
                                                                                      --------------------
RETAILING 7.78%
       Aeropostale * ~                                                         29,580             968,745
       Coldwater Creek Inc *                                                   46,086             851,669
       Childrens Place Retail Stores Inc *                                     12,460             594,965
       CSK Auto Corp *                                                         33,660             594,099
       Dicks Sporting Goods Inc * ~                                            28,920           1,062,232
       Genesco Inc *                                                           32,560             925,355
       Insight Enterprises Inc * ~                                             58,920           1,034,635
       Overstock.com Inc * ~                                                   19,580             841,744
       Provide Commerce Inc * ~                                                22,680             654,998
       Stein Mart Inc *                                                        59,450           1,337,625
                                                                                      --------------------
                                                                                                8,866,067
                                                                                      --------------------

                                                                                      --------------------
       TOTAL CONSUMER DISCRETIONARY                                                            18,202,822
                                                                                      --------------------
----------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 0.51%
Food & Staples Retailing 0.51%
       United Natural Foods Inc * ~                                            20,170             577,467
                                                                                      --------------------
       TOTAL CONSUMER STAPLES                                                                     577,467
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

ENERGY 5.67%
       Denbury Resources Inc *                                                 15,660             551,702
       Energy Partners Ltd * ~                                                 40,140           1,042,436
       Helmerich and Payne Inc                                                 15,910             631,468
       Hornbeck Offshore Services Inc *                                        23,990             601,189
       Hydril Co * ~                                                           14,820             865,636
       Interoil Corp * ~                                                       19,930             696,753
       Plains Exploration & Production Co *                                    27,910             974,059
       Southwestern Energy Co * ~                                              10,470             594,277
       Superior Energy Services Inc *                                          29,400             505,680
                                                                                      --------------------
       TOTAL ENERGY                                                                             6,463,200
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

FINANCIALS 9.00%
Banks 2.50%
       Boston Private Financial Holdings Inc ~                                 31,550             749,313
       East West Bancorp Inc ~                                                 37,510           1,384,869
       Wintrust Financial Corp ~                                               15,110             711,530
                                                                                      --------------------
                                                                                                2,845,712
                                                                                      --------------------
Diversified Financials 3.41%
       Affiliated Managers Group Inc * ~                                       18,029           1,118,339
       GFI Group Inc *                                                         17,370             466,037
       Investment Technology Group Inc *                                       42,260             739,550
       Jefferies Group Inc ~                                                   22,920             863,626
       Metris Companies Inc * ~                                                59,700             691,923
                                                                                      --------------------
                                                                                                3,879,475
                                                                                      --------------------
INSURANCE 0.77%
       Platinum Underwriters Holdings Ltd                                      29,690             881,793

REAL ESTATE 2.32%
       CB Richard Ellis Group Inc * ~                                          26,280             919,537
       Sunstone Hotel Investors Inc ~                                          42,400             909,480
       Ventas Inc  REIT ~                                                      32,430             809,453
                                                                                      --------------------
                                                                                                2,638,470
                                                                                      --------------------

                                                                                      --------------------
       TOTAL FINANCIALS                                                                        10,245,450
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

HEALTH CARE 18.33%
Health Care Equipment & Services 13.59%
       Advanced Medical Optics Inc * ~                                         38,220           1,383,946
       American Healthways Inc * ~                                             38,340           1,265,987
       Amerigroup Corp *                                                       23,540             860,622
       Genesis HealthCare Corp *                                               49,080           2,105,041
       Immucor Inc *                                                           71,070           2,145,603
       Kindred Healthcare Inc *                                                35,320           1,239,732
       Psychiatric Solutions Inc * ~                                           17,030             783,380
       ResMed Inc * ~                                                          29,540           1,666,056
       Sierra Health Services Inc * ~                                          26,040           1,662,394
       Sunrise Senior Living Inc * ~                                           14,970             727,542
       Syneron Medical Ltd *                                                   16,930             539,390
       Varian Inc * ~                                                          28,990           1,098,431
                                                                                      --------------------
                                                                                               15,478,124
                                                                                      --------------------

PHARMACEUTICALS & BIOTECHNOLOGY 4.74%
       Barrier Therapeutics Inc *                                              29,190             452,153
       CV Therapeutics Inc * ~                                                 43,490             885,456
       Incyte Corp *                                                           82,640             564,431
       Medicines Co *                                                          24,550             556,303
       MGI Pharma Inc * ~                                                      25,050             633,014
       Serologicals Corp * ~                                                   28,930             707,049
       Telik Inc * ~                                                           36,050             543,634
       United Therapeutics Corp * ~                                            23,070           1,054,184
                                                                                      --------------------
                                                                                                5,396,224
                                                                                      --------------------

                                                                                      --------------------
       TOTAL HEALTH CARE                                                                       20,874,348
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

INDUSTRIALS 15.12%
Capital Goods 7.62%
       Actuant Corp * ~                                                        22,340           1,003,513
       Armor Holdings Inc *                                                    17,700             656,493
       Artesyn Technologies Inc * ~                                            87,530             762,386
       Bucyrus International Inc                                               12,790             499,577
       Hexcel Corp New *                                                       67,360           1,044,754
       JLG Industries Inc ~                                                    26,680             574,954
       Joy Global Inc ~                                                        39,209           1,374,668
       Teledyne Technologies Inc *                                             18,760             587,188
       Wabash National Corp * ~                                                32,640             796,416
       Watsco Inc ~                                                            21,300             896,730
       WESCO International Inc *                                               17,050             477,400
                                                                                      --------------------
                                                                                                8,674,079
                                                                                      --------------------
COMMERCIAL SERVICES & SUPPLIES 5.54%
       Coinstar Inc * ~                                                        28,860             611,832
       DiamondCluster International Inc * ~                                    52,840             850,724
       Jackson Hewitt Tax Service Inc ~                                        44,740             935,961
       Korn/Ferry International *                                              49,550             942,937
       Labor Ready Inc * ~                                                     49,300             919,445
       Navigant Consulting Inc * ~                                             50,990           1,388,458
       Resources Connection Inc * ~                                            31,700             663,481
                                                                                      --------------------
                                                                                                6,312,838
                                                                                      --------------------
TRANSPORTATION 1.96%
       Airtran Holdings Inc * ~                                                42,950             388,698
       Landstar Systems Inc *                                                  29,060             951,715
       Pacer International Inc *                                               37,650             899,459
                                                                                      --------------------
                                                                                                2,239,872
                                                                                      --------------------

                                                                                      --------------------
       TOTAL INDUSTRIALS                                                                       17,226,789
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 26.80%
Semiconductor & Semiconductor Equipment 9.87%
       Advanced Energy Industries Inc * ~                                      75,460             729,698
       Amkor Technology Inc * ~                                                59,260             228,744
       Atheros Communications Inc * ~                                          65,300             670,631
       Chipmos Technologies Ltd*                                               21,170             134,448
       Cymer Inc * ~                                                           37,620           1,007,087
       Formfactor Inc * ~                                                      34,630             784,023
       Integrated Device Technology Inc *                                     116,590           1,402,578
       Mattson Technology Inc *                                                88,810             705,151
       Microsemi Corp * ~                                                      70,670           1,151,214
       Semtech Corp * ~                                                        45,680             816,302
       Sigmatel Inc *                                                          14,630             547,601
       Tessera Technologies Inc * ~                                            28,630           1,237,675
       Trident Microsystems Inc *                                              32,530             575,130
       Varian Semiconductor Equipment Association Inc * ~                      33,070           1,256,991
                                                                                      --------------------
                                                                                               11,247,273
                                                                                      --------------------
SOFTWARE & SERVICES 11.31%
       Advent Software Inc * ~                                                 41,100             747,198
       Aquantive Inc * ~                                                       97,440           1,078,661
       CNET Networks Inc * ~                                                  107,500           1,014,800
       Euronet Worldwide Inc * ~                                               23,690             676,350
       Hyperion Solutions Corp * ~                                             21,470             947,042
       Infospace Inc * ~                                                       23,440             957,055
       Internet Cap Group Inc * ~                                             110,790             777,746
       iVillage Inc * ~                                                       142,950             870,566
       J2 Global Communications Inc *  ~                                       21,120             724,627
       MICROS Systems Inc *                                                    17,270             633,982
       Open Solutions Inc *                                                    30,370             602,237
       Openwave Systems Inc * ~                                                59,150             721,039
       RADWARE Ltd  *~                                                         20,340             477,380
       Verint Sytems Inc * ~                                                   35,100           1,226,394
       Witness Systems Inc *                                                   81,390           1,428,395
                                                                                      --------------------
                                                                                               12,883,472
                                                                                      --------------------
TECHNOLOGY HARDWARE & EQUIPMENT 5.62%
       Benchmark Electronics Inc *                                             24,330             774,424
       Digi International Inc *                                                38,700             530,964
       F5 Networks Inc * ~                                                     26,610           1,343,539
       Identix Inc * ~                                                         89,890             453,945
       Ixia Co * ~                                                             71,830           1,277,856
       NMS Communications Corp * ~                                            147,010             630,673
       Trimble Navigation Ltd * ~                                              41,030           1,387,224
                                                                                      --------------------
                                                                                                6,398,625
                                                                                      --------------------

                                                                                      --------------------
       TOTAL INFORMATION TECHNOLOGY                                                            30,529,370
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

MATERIALS 5.59%
       Allegheny Technologies Inc ~                                            47,320           1,140,885
       Alpha Natural Resources Inc 8 *                                         35,300           1,012,051
       Century Aluminum Co * ~                                                 22,400             677,824
       Crown Holdings Inc *                                                    51,640             803,518
       Eagle Materials Inc ~                                                   10,230             828,016
       Georgia Gulf Corp ~                                                     13,200             606,936
       Great Lakes Chemical Corp ~                                             18,760             602,570
       Wellman Inc                                                             48,280             698,128
                                                                                      --------------------
       TOTAL MATERIALS                                                                          6,369,928
                                                                                      --------------------

----------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.81%
       SBA Communications Corp * ~                                            146,240           1,339,557
       Ubiquitel Inc * ~                                                      105,610             707,586
                                                                                      --------------------
       TOTAL TELECOMMUNICATION SERVICES                                                         2,047,143
                                                                                      --------------------

TOTAL COMMON STOCK
 (Cost $101,218,857)                                                                          112,536,517
                                                                                      --------------------


----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 24.81%                                                                     VALUE
----------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 2.20%
       State Street Global Advisors
         Money Market Fund ^^^
         2.42% yield as of March 31, 2005                                   2,510,635           2,510,635

SHORT TERM INVESTMENT TRUST - 22.61%
       State Street Securities Lending Quality Trust ^^^
        2.79% yield as of March 31, 2005                                   25,756,253          25,756,253

TOTAL SHORT TERM INVESTMENTS
 (Cost $28,266,888)                                                                            28,266,888
                                                                                      --------------------

TOTAL INVESTMENTS - 123.62%
 (Cost $129,485,745)                                                                          140,803,405
                                                                                      ====================

OTHER ASSETS AND LIABILITIES - -23.62%

                                                                                              (26,906,170)
                                                                                      ====================

TOTAL NET ASSETS - 100%                                                                       113,897,235
                                                                                      ====================

--------------------------------------------------------------------
PREFERRED MID CAP GROWTH FUND
--------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Common Stock - 95.96%                                                    Shares                   Value
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 18.94%
Consumer Durables & Apparel 2.91%
        Coach Inc *                                                           30,510          1,727,781
        Fortune Brands Inc                                                    11,250            907,088
        Polaris Industries Inc                                                 5,020            352,555
                                                                                     -------------------
                                                                                              2,987,424
                                                                                     -------------------

Hotels, Restaurants & Leisure 8.24%
        Marriott International Inc                                            25,080          1,676,849
        MGM Mirage Inc *                                                      15,630          1,106,917
        PF Chang's China Bistro Inc * ~                                        8,720            521,456
        Scientific Games Corp * ~                                             27,480            627,918
        Starwood Hotels & Resorts Worldwide Inc REIT                          14,340            860,830
        Station Casinos Inc                                                   12,370            835,594
        WMS Industries Inc * ~                                                16,630            468,301
        Wynn Resorts Ltd * ~                                                  10,770            729,560
        Yum! Brands Inc                                                       31,650          1,639,787
                                                                                     -------------------
                                                                                              8,467,212
                                                                                     -------------------

MEDIA 1.58%
        Dreamworks Animation SKG Inc *                                        17,590            716,089
        Getty Images Inc * ~                                                   4,940            351,283
        Sirius Satellite Radio Inc * ~                                        99,400            558,628
                                                                                     -------------------
                                                                                              1,626,000
                                                                                     -------------------

RETAILING 6.21%
        Bed Bath & Beyond Inc *                                               33,050          1,207,647
        Chico's FAS Inc *                                                     53,460          1,510,780
        Dollar Tree Stores Inc *                                              20,140            578,622
        Nordstrom Inc                                                          9,650            534,417
        Overstock.com Inc * ~                                                 11,850            509,432
        Urban Outfitters Inc *                                                17,130            821,726
        Warnaco Group Inc *                                                   19,250            462,770
        Williams-Sonoma Inc *                                                 20,710            761,093
                                                                                     -------------------
                                                                                              6,386,487
                                                                                     -------------------

                                                                                     -------------------
        TOTAL CONSUMER DISCRETIONARY                                                         19,467,123
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 2.65%
Food & Staples Retailing 0.71%
        Whole Foods Market Inc                                                 7,110            726,144

FOOD, BEVERAGE & TOBACCO 1.21%
        Constellation Brands Inc *                                            13,990            739,651
        Hershey Foods Corp                                                     8,410            508,469
                                                                                     -------------------
                                                                                              1,248,120
                                                                                     -------------------

HOUSEHOLD & PERSONAL PRODUCTS 0.73%
        The Clorox Co                                                         11,830            745,172
                                                                                     -------------------
        TOTAL CONSUMER STAPLES                                                                2,719,436
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

ENERGY 5.43%
        Diamond Offshore Drilling Inc                                         14,460            721,554
        ENSCO International Inc                                               15,750            593,145
        Grant Prideco Inc *                                                   38,870            939,099
        National-Oilwell Inc *                                                18,620            869,554
        Range Resources Corp ~                                                27,470            641,699
        Tidewater Inc                                                         13,190            512,563
        Ultra Petroleum Corp *                                                 9,930            504,444
        XTO Energy Inc                                                        24,786            813,972
                                                                                     -------------------
                                                                                              5,596,030
                                                                                     -------------------

                                                                                     -------------------
        TOTAL ENERGY                                                                          5,596,030
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

FINANCIALS 7.46%
Banks 2.43%
        City National Corp                                                     6,840            477,569
        Silicon Valley Bancshares * ~                                         16,290            717,737
        Sovereign Bancorp Inc                                                 28,590            633,554
        UCBH Holdings Inc ~                                                   16,710            666,729
                                                                                     -------------------
                                                                                              2,495,589
                                                                                     -------------------

Diversified Financials 4.32%
        Affiliated Managers Group Inc * ~                                     12,010            744,980
        Jeffries Group Inc                                                    10,610            399,785
        Legg Mason Inc                                                         8,230            643,092
        Northern Trust Corp                                                   17,030            739,783
        SEI Investments Co                                                    17,460            631,354
        T Rowe Price Group Inc                                                21,510          1,277,264
                                                                                     -------------------
                                                                                              4,436,258
                                                                                     -------------------

REAL ESTATE 0.71%
        Host Marriott Corp REIT *                                             44,140            730,958
                                                                                     -------------------
        TOTAL FINANCIALS                                                                      7,662,805
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

HEALTH CARE 18.06%
Health Care Equipment & Services 15.58%
        Advanced Medical Optics Inc * ~                                       16,620            601,810
        Bausch + Lomb Inc                                                     13,580            995,414
        Biomet Inc                                                            45,350          1,646,205
        Centene Corp *                                                        15,350            460,347
        Community Health Systems Inc *                                        24,000            837,840
        C.R. Bard Inc                                                         22,210          1,512,057
        Dade Behring Holdings Inc *                                            9,770            575,746
        Fisher Scientific International Inc *                                 24,980          1,421,862
        INAMED Corp *                                                         10,530            735,836
        Kinetic Concepts Inc *                                                 8,130            484,955
        Laboratory Corporation of America Holdings *                          15,110            728,302
        Manor Care Inc                                                        15,560            565,762
        Medco Health Solutions Inc *                                          17,570            870,945
        PacifiCare Health Systems Inc  *                                      14,030            798,588
        Patterson Companies Inc * ~                                           17,840            891,108
        The Cooper Companies Inc ~                                            10,590            772,011
        Triad Hospitals Inc *                                                  1,550             77,713
        Wellpoint Inc *                                                       16,270          2,039,445
                                                                                     -------------------
                                                                                             16,015,946
                                                                                     -------------------

PHARMACEUTICALS & BIOTECHNOLOGY 2.48%
        Genzyme Corp *                                                        21,530          1,232,377
        MGI Pharma Inc *                                                      17,120            432,622
        Sepracor Inc *                                                        15,290            877,799
                                                                                     -------------------
                                                                                              2,542,798
                                                                                     -------------------

                                                                                     -------------------
        TOTAL HEALTH CARE                                                                    18,558,744
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

INDUSTRIALS 9.07%
Capital Goods 5.43%
        American Power Conversion Corp                                        15,880            414,627
        Ametek Inc New                                                        22,840            919,310
        Goodrich Corp                                                         13,550            518,830
        Joy Global Inc                                                        13,830            484,880
        Pentair Inc                                                           12,360            482,040
        Precision Castparts Corp                                               8,090            623,011
        Rockwell Automation Inc                                               15,160            858,662
        Roper Industries Inc                                                  19,550          1,280,525
                                                                                     -------------------
                                                                                              5,581,885
                                                                                     -------------------

COMMERCIAL SERVICES & SUPPLIES 2.16%
        Monster Worldwide Inc *                                               45,830          1,285,532
        Robert Half International Inc                                         34,580            932,277
                                                                                     -------------------
                                                                                              2,217,809
                                                                                     -------------------

TRANSPORTATION 1.48%

        Southwest Airlines Co                                                 45,790            652,050
        Yellow Roadway Corp * ~                                               14,940            874,588
                                                                                     -------------------
                                                                                               1,526,638
                                                                                     -------------------

                                                                                     -------------------
        TOTAL INDUSTRIALS                                                                     9,326,332
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 27.89%
Semiconductor & Semiconductor Equipment 8.38%
        Altera Corp *                                                         76,350          1,510,203
        Amkor Technology Inc * ~                                              62,240            240,246
        Cymer Inc *                                                           29,150            780,346
        Integrated Device Technology Inc *                                    46,340            557,470
        KLA Tencor Corp                                                       23,870          1,098,259
        Lam Research Corp *                                                   32,320            932,755
        Marvell Technology Group Ltd *                                        26,880          1,030,579
        National Semiconductor Corp                                           44,250            911,993
        Novellus Systems Inc *                                                27,850            744,431
        PMC - Sierra Inc * ~                                                  91,460            804,848
                                                                                     -------------------
                                                                                              8,611,130
                                                                                     -------------------

SOFTWARE & SERVICES 10.87%
        Alliance Data Systems Corp *                                          24,740            999,496
        Amdocs Ltd *                                                          24,680            700,912
        CheckFree Corp *                                                      28,930          1,179,187
        Citrix Systems Inc *                                                  35,620            848,468
        CNET Networks Inc * ~                                                 74,450            702,808
        Cognizant Technology Solutions Corp *                                 26,900          1,242,780
        Cognos Inc *                                                           9,980            418,561
        Global Payments Inc ~                                                 13,250            854,493
        Macromedia Inc *                                                      32,560          1,090,760
        Mercury Interactive Corp *                                            23,990          1,136,646
        Openwave Systems Inc * ~                                              42,470            517,709
        VeriSign Inc *                                                        51,490          1,477,763
                                                                                     -------------------
                                                                                             11,169,583
                                                                                     -------------------

TECHNOLOGY HARDWARE & EQUIPMENT 8.64%
        Apple Computer Inc*                                                   65,280          2,720,218
        Avid Technology Inc *                                                 18,480          1,000,138
        Benchmark Electronics Inc *                                           19,310            614,637
        CDW Corp                                                              19,980          1,132,466
        Cogent Inc * ~                                                        26,400            664,752
        Comverse Technology Inc *                                             51,750          1,305,135
        F5 Networks Inc * ~                                                   20,960          1,058,270
        Ixia * ~                                                              21,320            379,283
                                                                                     -------------------
                                                                                              8,874,899
                                                                                     -------------------

                                                                                     -------------------
        TOTAL INFORMATION TECHNOLOGY                                                         28,655,612
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

MATERIALS 3.03%
        Allegheny Technologies Inc                                            31,350            755,849
        Lyondell Chemical Co                                                  29,310            818,335
        Owens Illinois Inc *                                                  21,080            529,950
        Peabody Energy Corp                                                    9,880            458,036
        Praxair Inc                                                           11,560            553,261
                                                                                     -------------------
        TOTAL MATERIALS                                                                       3,115,431
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.54%
        Alamosa Holdings Inc * ~                                              68,630            800,911
        NII Holdings Inc * ~                                                  13,580            780,849
                                                                                     -------------------
        TOTAL TELECOMMUNICATION SERVICES                                                      1,581,760
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

UTILITIES 1.89%
        AES Corp *                                                            52,850            865,682
        Questar Corp                                                          18,250          1,081,312
                                                                                     -------------------
        TOTAL UTILITIES                                                                       1,946,994
                                                                                     -------------------

--------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
 (Cost $84,842,556)                                                                          98,630,267
                                                                                     ===================


--------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 16.33%                                                                   VALUE
--------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 3.39%
        State Street Global Advisors
          Money Market Fund ^^^
         2.42% yield as of March 31, 2005                                  3,476,624          3,476,624
                                                                                     -------------------
                                                                                              3,476,624

SHORT TERM INVESTMENT TRUST - 12.94%
        State Street Securities Lending Quality Trust ^^^
         2.79% yield as of March 31, 2005                                 13,302,588         13,302,588

TOTAL SHORT TERM INVESTMENTS
 (Cost $16,779,212)                                                                          16,779,212
                                                                                     ===================

TOTAL INVESTMENTS - 112.29%
 (Cost $101,621,768)                                                                        115,409,479
                                                                                     ===================


OTHER ASSETS AND LIABILITIES - -12.29%                                                      (12,628,741)
                                                                                     ===================


TOTAL NET ASSETS - 100%                                                                     102,780,738
                                                                                     ===================

PREFERRED LARGE CAP GROWTH FUND
-------------------------------

--------------------------------------------------------------------------------------------------------------
Common Stock - 97.65%                                                           Shares                  Value
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 15.06%
Consumer Durables & Apparel 2.01%
      Coach Inc *                                                               82,900              4,694,627
      Harman International Industries Inc                                       36,400              3,219,944
                                                                                       -----------------------
                                                                                                    7,914,571
                                                                                       -----------------------

HOTELS, RESTAURANTS & LEISURE 1.76%
      Starbucks Corp *                                                         134,400              6,943,104

MEDIA 0.60%
      Dreamworks Animation SKG Inc-Class A *                                     4,600                187,266
      Univision Communications Inc-Class A * ~                                  78,300              2,168,127
                                                                                       -----------------------
                                                                                                    2,355,393
                                                                                       -----------------------

RETAILING 10.69%
      Bed Bath & Beyond Inc *                                                   53,500              1,954,890
      Chico's  FAS Inc *                                                       289,300              8,175,618
      eBay Inc *                                                               217,300              8,096,598
      Federated Department Stores Inc                                           56,300              3,582,932
      Lowe's Companies Inc                                                      83,900              4,789,851
      Petsmart Inc                                                             120,100              3,452,875
      Target Corp                                                              203,800             10,194,076
      Williams-Sonoma Inc *                                                     51,500              1,892,625
                                                                                       -----------------------
                                                                                                   42,139,465
                                                                                       -----------------------

                                                                                       -----------------------
      TOTAL CONSUMER DISCRETIONARY                                                                 59,352,533
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 9.15%
Food & Staples Retailing 3.13%
      Costco Wholesale Corp                                                     98,500              4,351,730
      Whole Foods Market Inc                                                    78,100              7,976,353
                                                                                       -----------------------
                                                                                                   12,328,083
                                                                                       -----------------------

FOOD, BEVERAGE & TOBACCO 2.32%
      Cadbury Schweppes ADR ~                                                  115,000              4,680,500
      PepsiCo Inc                                                               84,500              4,481,035
                                                                                       -----------------------
                                                                                                    9,161,535
                                                                                       -----------------------

HOUSEHOLD & PERSONAL PRODUCTS 3.70%
      Estee Lauder Companies Inc-Class A                                       104,800              4,713,904
      Gillette Co                                                               80,800              4,078,784
      Procter & Gamble Co                                                      109,800              5,819,400
                                                                                       -----------------------
                                                                                                   14,612,088
                                                                                       -----------------------

                                                                                       -----------------------
      TOTAL CONSUMER STAPLES                                                                       36,101,706
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

ENERGY 5.72%
      Schlumberger Ltd                                                         164,000             11,558,720
      Suncor Energy Inc                                                         97,000              3,900,370
      Total SA ADR ~                                                            60,400              7,080,692
                                                                                       -----------------------
                                                                                                   22,539,782
                                                                                       -----------------------

                                                                                       -----------------------
      TOTAL ENERGY                                                                                 22,539,782
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

FINANCIALS 10.24%
Diversified Financials 10.24%
      American Express Co                                                      230,000             11,815,100
      Charles Schwab Corp                                                      516,100              5,424,211
      Goldman Sachs Group Inc                                                   50,300              5,532,497
      JPMorgan Chase & Co                                                      213,852              7,399,279
      Lehman Brothers Holdings Inc                                              48,200              4,538,512
      Merrill Lynch & Co Inc                                                    99,600              5,637,360
                                                                                       -----------------------
      TOTAL FINANCIALS                                                                             40,346,959
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

HEALTH CARE 19.58%
Health Care Equipment & Services 7.69%
      Alcon Inc                                                                 56,000              5,000,240
      Caremark Rx Inc *                                                        170,100              6,766,578
      CIGNA Corp                                                                11,300              1,009,090
      St Jude Medical Inc *                                                     89,700              3,229,200
      UnitedHealth Group Inc                                                    75,600              7,210,728
      Wellpoint Inc *                                                           56,600              7,094,810
                                                                                       -----------------------
                                                                                                   30,310,646
                                                                                       -----------------------

PHARMACEUTICALS & BIOTECHNOLOGY 11.89%
      Allergan Inc                                                              55,300              3,841,691
      Amgen Inc *                                                              132,000              7,683,720
      Genentech Inc *                                                          147,900              8,372,619
      Gilead Sciences Inc *                                                    134,200              4,804,360
      Eli Lilly & Co                                                           113,500              5,913,350
      Novartis AG ADR                                                          169,800              7,943,244
      Roche Holding AG ADR~                                                    154,100              8,287,452
                                                                                       -----------------------
                                                                                                   46,846,436
                                                                                       -----------------------

                                                                                       -----------------------
      TOTAL HEALTH CARE                                                                            77,157,082
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

INDUSTRIALS 5.59%
Capital Goods 3.95%
      General Electric Co                                                      431,800             15,570,708

TRANSPORTATION 1.64%
      United Parcel Service Inc-Class B                                         88,600              6,444,764
                                                                                       -----------------------
      TOTAL INDUSTRIALS                                                                            22,015,472
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 30.77%
Semiconductor & Semiconductor Equipment 6.66%
      Applied Materials Inc                                                    284,900              4,629,625
      Intel Corp                                                               369,500              8,583,485
      Marvell Technology Group Ltd*                                            189,500              7,265,430
      Maxim Integrated Products Inc                                            141,600              5,787,192
                                                                                       -----------------------
                                                                                                   26,265,732
                                                                                       -----------------------

SOFTWARE & SERVICES 13.92%
      Adobe Systems Inc                                                         69,900              4,695,183
      Electronic Arts Inc *                                                    150,200              7,777,356
      Google Inc-Class A *                                                      66,100             11,931,711
      Mercury Interactive Corp *                                                72,000              3,411,360
      Microsoft Corp                                                           284,500              6,876,365
      Navteq Corp *                                                             62,400              2,705,040
      SAP Aktiengesellschaft Sponsored ADR ~                                   129,800              5,202,384
      Yahoo! Inc *                                                             361,100             12,241,290
                                                                                       -----------------------
                                                                                                   54,840,689

                                                                                       -----------------------

TECHNOLOGY HARDWARE & EQUIPMENT 10.19%
      Agilent Technologies Inc *                                               203,100              4,508,820
      Apple Computer Inc *                                                     184,600              7,692,282
      Cisco Systems Inc *                                                      335,500              6,002,095
      Dell Inc*                                                                214,200              8,229,564
      International Business Machines Corp                                      34,500              3,152,610
      Qualcomm Inc                                                             252,000              9,235,800
      Research In Motion Ltd *                                                  18,000              1,375,560
                                                                                       -----------------------
                                                                                                   40,196,731
                                                                                       -----------------------

                                                                                       -----------------------
      TOTAL INFORMATION TECHNOLOGY                                                                121,303,152
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.54%
      Nextel Communications Inc-Class A *                                      211,600              6,013,672
                                                                                       -----------------------
      TOTAL TELECOMMUNICATION SERVICES                                                              6,013,672
                                                                                       -----------------------

--------------------------------------------------------------------------------------------------------------

Total Common Stock
 (Cost $335,333,874)                                                                              384,830,358
                                                                                       =======================

--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.98%                                                                          VALUE
--------------------------------------------------------------------------------------------------------------

Commercial Paper 0.69%
      Citicorp Yrs 1+2 *
      2.82% April 1, 2005@                                                   2,718,000              2,718,000
                                                                                       -----------------------
                                                                                                    2,718,000

SHORT TERM INVESTMENT TRUST - 5.29%
      State Street Securities Lending Quality Trust ^^^
       2.79% yield as of March 31, 2005                                     20,843,080             20,843,080
                                                                                       -----------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $23,561,080)                                                                                23,561,080
                                                                                       =======================

Total Investments - 103.63%
 (Cost $358,894,954)                                                                              408,391,438
                                                                                       =======================

OTHER ASSETS AND LIABILITIES - -3.63%                                                             (14,294,180)
                                                                                       =======================

TOTAL NET ASSETS - 100%                                                                           394,097,258
                                                                                       =======================

PREFERRED VALUE FUND
--------------------

------------------------------------------------------------------------------------------------------
Common Stock - 95.40%                                                      Shares               Value
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 6.09%
Consumer Durables & Apparel 0.86%
        Newell Rubbermaid Inc                                              58,100           1,274,714
        NIKE Inc - Class B                                                 19,300           1,607,883
                                                                                  --------------------
                                                                                            2,882,597
                                                                                  --------------------

Media 5.01%
        Clear Channel Communications Inc ~                                 30,800           1,061,676
        Comcast Corp *                                                    106,800           3,567,120
        Interpublic Group of Companies Inc * ~                            261,730           3,214,044
        The Walt Disney Co                                                111,200           3,194,776
        Time Warner Inc *                                                 178,450           3,131,798
        Tribune Co                                                         44,500           1,774,215
        Viacom Inc                                                         26,200             912,546
                                                                                  --------------------
                                                                                           16,856,175
                                                                                  --------------------

Retailing 0.22%
        Federated Department Stores Inc                                     4,000             254,560
        Target Corp                                                        10,000             500,200
                                                                                  --------------------
                                                                                              754,760
                                                                                  --------------------

                                                                                  --------------------
        TOTAL CONSUMER DISCRETIONARY                                                       20,493,532
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 18.01%
Food & Staples Retailing 6.32%
        CVS Corp                                                          149,090           7,845,116
        Kroger Co *                                                       558,040           8,945,381
        Safeway Inc * ~                                                   195,700           3,626,321
        Wal-Mart Stores Inc                                                17,100             856,881
                                                                                  --------------------
                                                                                           21,273,699
                                                                                  --------------------

FOOD, BEVERAGE & TOBACCO 10.22%
        Altria Group Inc                                                  186,140          12,171,695
        Archer-Daniels-Midland Co                                          24,100             592,378
        Campbell Soup Co                                                   37,400           1,085,348
        Coca Cola Co                                                      118,700           4,946,229
        HJ Heinz Co                                                        30,600           1,127,304
        Kellogg Co                                                         16,700             722,609
        Kraft Foods Inc ~                                                 327,230          10,814,952
        PepsiCo Inc                                                        55,000           2,916,650
                                                                                  --------------------
                                                                                           34,377,165
                                                                                  --------------------

HOUSEHOLD & PERSONAL PRODUCTS 1.47%
        Clorox Co                                                          22,200           1,398,378
        Gillette Co                                                        36,000           1,817,280
        Kimberly-Clark Corp                                                26,100           1,715,553
                                                                                  --------------------
                                                                                            4,931,211
                                                                                  --------------------

                                                                                  --------------------
        TOTAL CONSUMER STAPLES                                                             60,582,075
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

ENERGY 6.86%
        Baker Hughes Inc                                                   56,100           2,495,889
        El Paso Corp ~                                                    579,550           6,131,639
        Exxon Mobil Corp                                                  177,800          10,596,880
        Global Santa Fe Corp ~                                             17,600             651,904
        Schlumberger Ltd                                                   45,500           3,206,840
                                                                                  --------------------
        TOTAL ENERGY                                                                       23,083,152
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

FINANCIALS 22.38%
Banks 8.22%
        Bank of America Corp                                               38,680           1,705,788
        Fannie Mae                                                        125,940           6,857,433
        Freddie Mac                                                       237,380          15,002,416
        Marshall & Ilsley Corp ~                                           18,300             764,025
        U.S. Bankcorp                                                      24,100             694,562
        Wachovia Corp                                                      30,500           1,552,755
        Wells Fargo & Co                                                   18,100           1,082,380
                                                                                  --------------------
                                                                                           27,659,359
                                                                                  --------------------

DIVERSIFIED FINANCIALS 9.84%
        American Express Co                                               239,440          12,300,033
        Bank of New York Company Inc                                       80,400           2,335,620
        Citigroup Inc                                                      60,600           2,723,364
        Goldman Sachs Group Inc                                            10,200           1,121,898
        J.P. Morgan Chase & Co                                            118,304           4,093,318
        MBNA Corp                                                          38,800             952,540
        Mellon Financial Corp                                              80,500           2,297,470
        Merrill Lynch & Co Inc                                            128,480           7,271,968
                                                                                  --------------------
                                                                                           33,096,211
                                                                                  --------------------

INSURANCE 4.32%
        American International Group Inc                                   35,200           1,950,432
        Hartford Financial Services Group Inc                              25,100           1,720,856
        Marsh & McLennan Companies Inc                                    310,000           9,430,200
        Old Republic International Corp                                    61,005           1,420,806
                                                                                  --------------------
                                                                                           14,522,294
                                                                                  --------------------

                                                                                  --------------------
        TOTAL FINANCIALS                                                                   75,277,864
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

HEALTH CARE 16.23%
Health Care Equipment & Services 5.86%
        Baxter International Inc                                           78,900           2,681,022
        Cardinal Health Inc                                                39,600           2,209,680
        CIGNA Corp                                                         21,200           1,893,160
        Guidant Corp                                                        4,000             295,600
        HCA Inc~                                                          113,000           6,053,410
        Tenet Healthcare Corp * ~                                         570,800           6,581,324
                                                                                  --------------------
                                                                                           19,714,196
                                                                                  --------------------

PHARMACEUTICALS & BIOTECHNOLOGY 10.37%
        Bristol-Myers Squibb Co                                            52,700           1,341,742
        GlaxoSmithKline PLC ADR                                            34,400           1,579,648
        Johnson & Johnson                                                  39,000           2,619,240
        MedImmune Inc *                                                    46,600           1,109,546
        Merck & Co Inc                                                     61,500           1,990,755
        Novartis AG ADR ~                                                  69,900           3,269,922
        Pfizer Inc                                                        494,740          12,996,820
        Schering-Plough Corp                                              101,000           1,833,150
        Wyeth                                                             192,900           8,136,522
                                                                                  --------------------
                                                                                           34,877,345
                                                                                  --------------------

                                                                                  --------------------
        TOTAL HEALTH CARE                                                                  54,591,541
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

INDUSTRIALS 11.84%
Capital Goods 8.56%
        Deere & Company                                                    74,800           5,021,324
        Eaton Corp                                                         37,200           2,432,880
        Emerson Electric Co                                                23,900           1,551,827
        Fluor Corp                                                          1,700              94,259
        General Electric Co                                               144,800           5,221,488
        Honeywell International Inc                                        34,600           1,287,466
        Illinois Tool Works Inc                                             7,000             626,710
        Pall Corp                                                           5,600             151,872
        Parker Hannifin Corp                                               31,600           1,925,072
        Tyco International Ltd                                            309,600          10,464,480
                                                                                  --------------------
                                                                                           28,777,378
                                                                                  --------------------

COMMERCIAL SERVICES & SUPPLIES 1.30%
        Pitney Bowes Inc                                                   58,100           2,621,472
        Waste Management Inc                                               60,700           1,751,195
                                                                                  --------------------
                                                                                            4,372,667
                                                                                  --------------------

TRANSPORTATION 1.98%
        Canadian National Railway Co                                       31,700           2,006,927
        CSX Corp                                                           17,900             745,535
        Union Pacific Corp                                                 32,365           2,255,841
        United Parcel Service Inc                                          22,600           1,643,924
                                                                                  --------------------
                                                                                            6,652,227
                                                                                  --------------------

                                                                                  --------------------
        TOTAL INDUSTRIALS                                                                  39,802,272
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 6.11%
Software & Services 3.41%
        Automatic Data Processing Inc                                      16,400             737,180
        Electronic Data Systems Corp ~                                    412,220           8,520,587
        Microsoft Corp                                                     91,000           2,199,470
                                                                                  --------------------
                                                                                           11,457,237
                                                                                  --------------------

TECHNOLOGY HARDWARE & EQUIPMENT 2.70%
        Apple Computer Inc*                                                19,500             812,565
        EMC Corp *                                                        150,200           1,850,464
        Hewlett Packard Co                                                 56,300           1,235,222
        Motorola Inc                                                      182,000           2,724,540
        Xerox Corp*                                                       164,200           2,487,630
                                                                                  --------------------
                                                                                            9,110,421
                                                                                  --------------------

                                                                                  --------------------
        TOTAL INFORMATION TECHNOLOGY                                                       20,567,658
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

MATERIALS 5.67%
        Alcoa Inc                                                          62,500           1,899,375
        E.I. du Pont de Nemours and Co                                     77,900           3,991,596
        International Paper Co                                            109,500           4,028,505
        Monsanto Co                                                        30,800           1,986,600
        Newmont Mining Corp ~                                              76,500           3,232,125
        Potash Corporation of Saskatchewan Inc ~                           16,500           1,443,915
        Praxair Inc                                                        52,000           2,488,720
                                                                                  --------------------
        TOTAL MATERIALS                                                                    19,070,836
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.96%
        SBC Communications Inc ~                                           80,600           1,909,414
        Solectron Corp *                                                  211,500             733,905
        Sprint Corp                                                        37,300             848,575
        Verizon Communications Inc                                         87,800           3,116,900
                                                                                  --------------------
        TOTAL TELECOMMUNICATION SERVICES                                                    6,608,794
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

UTILITIES 0.25%
        Progress Energy Inc                                                19,100             801,244
                                                                                  --------------------
        TOTAL UTILITIES                                                                       801,244
                                                                                  --------------------

------------------------------------------------------------------------------------------------------

                                                                                          320,878,968

TOTAL COMMON STOCK
 (Cost $289,253,057)                                                                      320,878,968
                                                                                  ====================


------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 17.97%                                                                 VALUE
------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENT FUND - 5.07%
        State Street Global Advisors
        Money Market Fund ^^^
        2.42% yield as of March 31, 2005                               17,040,662          17,040,662
                                                                                  --------------------
                                                                                           17,040,662

SHORT TERM INVESTMENT TRUST - 12.90%
        State Street Securities Lending Quality Trust ^^^
        2.79% yield as of March 31, 2005                               43,400,175          43,400,175

TOTAL SHORT TERM INVESTMENTS
 (Cost $60,440,837)                                                                        60,440,837
                                                                                  ====================

TOTAL INVESTMENTS - 113.37%
 (Cost $349,693,894)                                                                      381,319,805
                                                                                  ====================

OTHER ASSETS AND LIABILITIES - -13.37%                                                    (44,967,564)
                                                                                  ====================

TOTAL NET ASSETS - 100%                                                                   336,352,241
                                                                                  ====================

PREFERRED ASSET ALLOCATION FUND
-------------------------------

------------------------------------------------------------------------------------------------------------
COMMON STOCK & EQUIVALENTS - 44.25%                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 5.17%

AUTOMOBILES & COMPONENTS 0.41%
        Cooper Tire & Rubber Co                                                   300                 5,508
        Dana Corp                                                               3,050                39,010
        Ford Motor Corp                                                        25,887               293,300
        General Motors Corp ~                                                   5,310               156,061
        Goodyear Tire and Rubber Co * ~                                           700                 9,345
        Harley-Davidson Inc                                                     1,090                62,958
        Johnson Controls Inc                                                    4,800               267,648
                                                                                      ----------------------
                                                                                                    833,830
                                                                                      ----------------------

CONSUMER DURABLES & APPAREL 0.88%
        Black & Decker Corp                                                     2,950               233,021
        Brunswick Corp                                                          5,000               234,250
        Coach Inc*                                                              1,100                62,293
        Eastman Kodak Co                                                        6,500               211,575
        Fortune Brands Inc                                                        500                40,315
        Jones Apparel Group Inc                                                 4,900               164,101
        KB HOME                                                                 2,490               292,475
        Liz Claiborne Inc                                                       5,000               200,650
        Mattel Inc                                                              2,000                42,700
        Newell Rubbermaid Inc                                                   1,100                24,134
        NIKE Inc                                                                  930                77,478
        Pulte Homes Inc                                                           700                51,541
        Reebok International Ltd                                                  219                 9,702
        The Stanley Works                                                       3,200               144,864
                                                                                      ----------------------
                                                                                                  1,789,099
                                                                                      ----------------------

HOTELS, RESTAURANTS & LEISURE 0.43%
        Carnival Corp                                                           1,290                66,835
        Hilton Hotels Corp                                                      1,500                33,525
        Marriott International Inc                                              1,030                68,866
        McDonald's Corp                                                        16,570               515,990
        Starbucks Corp *                                                          400                20,664
        Starwood Hotels & Resorts Worldwide Inc REIT                            1,800               108,054
        Wendy's International Inc                                                 400                15,616
        Yum! Brands Inc                                                           666                34,505
                                                                                      ----------------------
                                                                                                    864,055
                                                                                      ----------------------

MEDIA 1.42%
        Clear Channel Communications Inc                                        2,830                97,550
        Comcast Corp *                                                         13,409               452,956
        Dow Jones & Co Inc                                                        300                11,211
        Gannett Co Inc                                                            380                30,050
        Interpublic Group of Companies Inc *                                    1,480                18,174
        McGraw-Hill Companies Inc                                               3,570               311,483
        Meredith Corp                                                           1,400                65,450
        News Corp                                                               7,200               121,824
        The Walt Disney Co                                                     16,910               485,824
        Time Warner Inc *                                                      43,870               769,919
        Tribune Co                                                              1,400                55,818
        Univision Communications Inc *                                          2,900                80,301
        Viacom Inc                                                             11,146               388,215
                                                                                      ----------------------
                                                                                                  2,888,775
                                                                                      ----------------------

RETAILING 2.03%
        AutoZone Inc *                                                            450                38,565
        Bed Bath & Beyond Inc *                                                 1,000                36,540
        Best Buy Company Inc                                                    4,280               231,163
        eBay Inc *                                                              3,400               126,684
        Federated Department Stores Inc                                         7,400               470,936
        Gap Inc                                                                 9,237               201,736
        Genuine Parts Co                                                          600                26,094
        Home Depot Inc                                                         20,394               779,867
        JC Penney Inc                                                           9,100               472,472
        Kohls Corp *                                                            1,150                59,375
        Limited Brands Inc                                                        390                 9,477
        Lowe's Companies Inc                                                    7,030               401,343
        Nordstrom Inc                                                           5,900               326,742
        Office Depot Inc *                                                     13,600               301,648
        OfficeMax Inc                                                             300                10,050
        RadioShack Corp                                                         4,900               120,050
        Sears Holdings Corp * ~                                                   214                28,502
        Sherwin-Williams Co                                                       550                24,195
        Staples Inc                                                             3,300               103,719
        Target Corp                                                             3,450               172,569
        Tiffany & Co                                                              500                17,260
        TJX Companies Inc                                                       1,750                43,103
        Toys "R" Us Inc *                                                       5,200               133,952
                                                                                      ----------------------
                                                                                                  4,136,042
                                                                                      ----------------------

                                                                                      ----------------------
        TOTAL CONSUMER DISCRETIONARY                                                             10,511,801
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES 4.66%

FOOD & STAPLES RETAILING 1.35%
        Costco Wholesale Corp                                                   7,350               324,723
        CVS Corp                                                                6,800               357,816
        SUPERVALU Inc                                                           6,600               220,110
        Sysco Corp                                                              1,310                46,898
        Walgreen Co                                                             3,640               161,689
        Wal-Mart Stores Inc                                                    32,490             1,628,074
                                                                                      ----------------------
                                                                                                  2,739,310
                                                                                      ----------------------

FOOD, BEVERAGE & TOBACCO 2.05%
        Altria Group Inc                                                       17,770             1,161,980
        Anheuser-Busch Companies Inc                                            5,760               272,966
        Archer-Daniels-Midland Co                                               3,605                88,611
        Brown-Forman Corp                                                         678                37,121
        Campbell Soup Co                                                        1,300                37,726
        Coca-Cola Co                                                           19,460               810,898
        Coca-Cola Enterprises Inc                                               8,900               182,628
        General Mills Inc                                                       3,800               186,770
        Hershey Foods Corp                                                      3,480               210,401
        H.J. Heinz Co                                                           1,900                69,996
        Kellogg Co                                                              1,450                62,742
        PepsiCo Inc                                                            11,153               591,444
        Reynolds American Inc                                                   2,400               193,416
        Sara Lee Corp                                                           2,800                62,048
        Smithfield Foods Inc *                                                  5,200               164,060
        UST Inc                                                                   580                29,986
                                                                                      ----------------------
                                                                                                  4,162,793
                                                                                      ----------------------

HOUSEHOLD & PERSONAL PRODUCTS 1.26%
        Alberto-Culver Co                                                       3,800               181,868
        Avon Products Inc                                                       2,200                94,468
        Clorox Co                                                               3,750               236,213
        Colgate-Palmolive Co                                                    2,100               109,557
        Gillette Co                                                             8,110               409,393
        Kimberly-Clark Corp                                                     4,946               325,101
        Procter & Gamble Co                                                    22,520             1,193,560
                                                                                      ----------------------
                                                                                                  2,550,160
                                                                                      ----------------------

                                                                                      ----------------------
        TOTAL CONSUMER STAPLES                                                                    9,452,263
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

ENERGY 3.81%
        Amerada Hess Corp                                                         740                71,195
        Anadarko Petroleum Corp                                                 3,018               229,670
        Apache Corp                                                             4,154               254,349
        Ashland Inc                                                               300                20,241
        Baker Hughes Inc                                                        5,140               228,679
        BJ Services Co                                                            800                41,504
        Burlington Resources Inc                                                1,300                65,091
        ChevronTexaco Corp                                                     12,950               755,115
        ConocoPhillips                                                          5,972               644,020
        Devon Energy Corp                                                       9,500               453,625
        El Paso Corp                                                            1,898                20,081
        EOG Resources Inc                                                       1,200                58,488
        Exxon Mobil Corp                                                       51,828             3,088,949
        Halliburton Co                                                          1,550                67,038
        Kerr-McGee Corp                                                           700                54,831
        Marathon Oil Corp                                                       9,370               439,640
        Nabors Industries Ltd *                                                 1,800               106,452
        Occidental Petroleum Inc                                                6,450               459,047
        Rowan Companies Inc                                                     2,100                62,853
        Schlumberger Ltd                                                        3,080               217,078
        Sunoco Inc                                                              2,400               248,448
        Transocean Inc *                                                          941                48,424
        Williams Companies Inc                                                  1,950                36,680
        XTO Energy Inc                                                          1,600                52,544
                                                                                      ----------------------
        TOTAL ENERGY                                                                              7,724,042
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

FINANCIALS 8.66%
BANKS 3.26%
        AmSouth Bancorporation ~                                                1,200                31,140
        Bank of America Corp #                                                 43,022             1,897,270
        BB&T Corp                                                               1,910                74,643
        Comerica Inc                                                            3,150               173,502
        Compass Bancshares Inc                                                  2,200                99,880
        Coutrywide Financial Corp                                               2,398                77,839
        Fannie Mae                                                              7,820               425,799
        Freddie Mac                                                             7,550               477,160
        Fifth Third Bancorp ~                                                   2,632               113,123
        First Horizon National Corp ~                                             700                28,553
        Golden West Financial Corp                                              3,400               205,700
        Huntington Bancshares Inc                                               2,100                50,190
        KeyCorp                                                                 4,300               139,535
        Marshall & Ilsley Corp                                                    850                35,488
        MGIC Investment Corp                                                      300                18,501
        National City Corp                                                     10,800               361,800
        North Fork Bancorporation Inc                                           2,100                58,254
        Regions Financial Corp                                                  1,717                55,631
        Sovereign Bancorp Inc                                                   8,800               195,008
        SunTrust Banks Inc                                                      5,190               374,043
        U.S. Bancorp                                                           15,383               443,338
        Wachovia Corp                                                          10,823               550,999
        Washington Mutual Inc                                                   1,620                63,990
        Wells Fargo & Co                                                       11,180               668,564
                                                                                      ----------------------
                                                                                                  6,619,950
                                                                                      ----------------------

DIVERSIFIED FINANCIALS 3.42%
        American Express Co                                                    12,830               659,077
        Bank of New York Company Inc                                            2,280                66,234
        Bear Stearns Companies Inc                                                800                79,920
        Capital One Financial Corp                                              3,590               268,424
        Charles Schwab Corp                                                     7,515                78,983
        Citigroup Inc #                                                        43,280             1,945,003
        E*TRADE Financial Corp *                                                9,100               109,200
        Franklin Resources Inc                                                    800                54,920
        Goldman Sachs Group Inc                                                 1,900               208,981
        JP Morgan Chase & Co                                                   27,493               951,258
        Lehman Brothers Holdings Inc                                            3,880               365,341
        MBNA Corp                                                              12,138               297,988
        Merrill Lynch & Co Inc                                                  9,550               540,530
        Moody's Corp                                                              100                 8,086
        Morgan Stanley                                                         11,396               652,421
        Northern Trust Corp                                                     4,300               186,792
        Providian Financial Corp *                                             18,100               310,596
        SLM Corp                                                                1,850                92,204
        State Street Corp^^^                                                    1,190                52,027
        T Rowe Price Group Inc                                                    100                 5,938
                                                                                      ----------------------
                                                                                                  6,933,923
                                                                                      ----------------------

INSURANCE 1.79%
        ACE Ltd                                                                 1,000                41,270
        AFLAC Inc                                                               6,140               228,776
        Allstate Corp                                                           8,188               442,643
        Ambac Financial Group Inc                                                 400                29,900
        American International Group Inc                                       20,747             1,149,591
        AON Corp                                                                1,100                25,124
        Chubb Corp                                                              2,600               206,102
        Cincinnati Financial Corp                                                 870                37,941
        Hartford Financial Services Group Inc                                   3,960               271,498
        Jefferson Pilot Corp                                                      500                24,525
        Lincoln National Corp                                                     600                27,084
        Loews Corp                                                                640                47,066
        Marsh & McLennan Companies Inc                                          1,810                55,060
        MBIA Inc                                                                  500                26,140
        MetLife Inc                                                            10,270               401,557
        Progressive Corp                                                          750                68,820
        Prudential Financial Inc                                                6,330               363,342
        Safeco Corp ~                                                             500                24,355
        St Paul Travelers Companies Inc **                                      2,363                86,793
        Torchmark Corp                                                            400                20,880
        UnumProvident Corp                                                      1,000                17,020
        XL Capital Ltd                                                            600                43,422
                                                                                      ----------------------
                                                                                                  3,638,909
                                                                                      ----------------------

REAL ESTATE 0.19%
        Apartment Investment & Management Co REIT                                 350                13,020
        Archstone-Smith Trust REIT                                                700                23,877
        Equity Office Properties Trust REIT                                     1,350                40,676
        Equity Residential REIT                                                 1,000                32,210
        Plum Creek Timber Company Inc REIT                                        700                24,990
        ProLogis REIT                                                             600                22,260
        Simon Property Group Inc REIT                                           3,500               212,030
                                                                                      ----------------------
                                                                                                    369,063
                                                                                      ----------------------

                                                                                      ----------------------
        TOTAL FINANCIALS                                                                         17,561,845
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

HEALTH CARE 5.79%
HEALTH CARE EQUIPMENT & SERVICES 2.52%
        Aetna Inc                                                               1,100                82,445
        AmerisourceBergen Corp                                                    550                31,510
        Bausch & Lomb Inc                                                       5,150               377,495
        Baxter International Inc                                                  490                16,650
        Becton Dickinson & Co                                                   5,850               341,757
        Biomet Inc                                                                960                34,848
        Boston Scientific Corp *                                                3,160                92,556
        Cardinal Health Inc                                                     1,630                90,954
        Caremark RX Inc *                                                       7,000               278,460
        CIGNA Corp                                                              2,600               232,180
        Coventry Health Care Inc *                                              3,300               224,862
        C.R. Bard Inc                                                           4,000               272,320
        Express Scripts Inc *                                                     800                69,752
        Guidant Corp                                                              580                42,862
        HCA Inc                                                                 1,388                74,355
        Health Management Associates Inc                                        2,450                64,141
        Hospira Inc *                                                             556                17,942
        Humana Inc *                                                            8,500               271,490
        Manor Care Inc New                                                        738                26,834
        McKesson Corp                                                           1,360                51,340
        Medco Health Solutions Inc *                                            3,473               172,157
        Medtronic Inc                                                           7,200               366,840
        Millipore Corp *                                                          800                34,720
        Quest Diagnostics Inc                                                   1,700               178,721
        St Jude Medical Inc*                                                      600                21,600
        Stryker Corp                                                            1,240                55,316
        Tenet Healthcare Corp *                                                 1,700                19,601
        Thermo Electron Corp *                                                  1,250                31,613
        United Healthcare Corp                                                  7,700               734,426
        Wellpoint Inc*                                                          5,350               670,623
        Zimmer Holdings Inc *                                                   1,570               122,162
                                                                                      ----------------------
                                                                                                  5,102,532
                                                                                      ----------------------

PHARMACEUTICALS & BIOTECHNOLOGY 3.27%
        Abbott Laboratories                                                     8,860               413,053
        Allergan Inc                                                              470                32,651
        Amgen Inc *                                                             8,234               479,301
        Biogen Idec Inc *                                                       1,150                39,687
        Bristol-Myers Squibb Co                                                 9,610               244,671
        Chiron Corp *                                                             650                22,789
        Eli Lilly and Co                                                        4,018               209,338
        Forest Laboratories Inc *                                               2,140                79,073
        Genzyme Corp *                                                          3,000               171,720
        Gilead Sciences Inc *                                                   1,600                57,280
        Johnson & Johnson                                                      30,476             2,046,768
        King Pharmaceuticals Inc *                                              1,150                 9,557
        MedImmune Inc *                                                           960                22,858
        Merck & Co Inc                                                         17,630               570,683
        Pfizer Inc                                                             62,608             1,644,712
        Schering-Plough Corp                                                    2,860                51,909
        Watson Pharmaceuticals Inc *                                            4,800               147,504
        Wyeth                                                                   9,270               391,009
                                                                                      ----------------------
                                                                                                  6,634,563
                                                                                      ----------------------

                                                                                      ----------------------
        TOTAL HEALTH CARE                                                                        11,737,095
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

INDUSTRIALS 5.22%
CAPITAL GOODS 4.36%
        3M Co                                                                   5,620               481,578
        American Power Conversion Corp                                            700                18,277
        Boeing Co                                                               5,672               331,585
        Caterpillar Inc ^                                                       2,760               252,374
        Cummins Inc ~                                                           2,200               154,770
        Danaher Corp                                                              840                44,864
        Deere & Company                                                         1,700               114,121
        Dover Corp                                                              1,200                45,348
        Eaton Corp                                                              5,600               366,240
        Emerson Electric Co                                                     1,460                94,798
        General Dynamics Corp                                                   2,220               237,651
        General Electric Co                                                    78,380             2,826,383
        Goodrich Corp                                                           8,500               325,465
        Honeywell International Inc                                             1,466                54,550
        Illinois Tool Works Inc                                                 1,140               102,064
        Ingersoll-Rand Co                                                         720                57,348
        ITT Industries Inc                                                        500                45,120
        Lockheed Martin Corp                                                    2,634               160,832
        Masco Corp                                                              7,940               275,280
        Navistar International Corp *                                             500                18,200
        Northrop Grumman Corp                                                   2,092               112,926
        Paccar Inc                                                              4,435               321,050
        Parker Hannifin Corp                                                    1,400                85,288
        Raytheon Co                                                            11,270               436,149
        Rockwell Automation Inc                                                 4,090               231,658
        Rockwell Collins Inc                                                      950                45,211
        Textron Inc                                                             2,200               164,164
        Tyco International Ltd                                                 25,899               875,386
        United Technologies Corp                                                5,460               555,064
                                                                                      ----------------------
                                                                                                  8,833,744
                                                                                      ----------------------

COMMERCIAL SERVICES & SUPPLIES 0.31%
        Allied Waste Industries Inc * ~                                         1,300                 9,503
        Apollo Group Inc *                                                        750                55,545
        Avery Dennison Corp                                                       400                24,772
        Cendant Corp                                                           16,228               333,323
        Cintas Corp                                                               600                24,786
        Equifax Inc                                                               400                12,276
        H & R Block Inc.                                                          550                27,819
        Monster Worldwide Inc *                                                   500                14,025
        Pitney Bowes Inc                                                          770                34,742
        Robert Half International Inc                                             600                16,176
        RR Donnelley & Sons Co                                                    850                26,877
        Waste Management Inc                                                    1,989                57,383
                                                                                      ----------------------
                                                                                                    637,227
                                                                                      ----------------------

TRANSPORTATION 0.55%
        Burlington Northern Santa Fe Corp                                       1,350                72,806
        CSX Corp                                                                  760                31,654
        Delta Airlines Inc * ~                                                    450                 1,823
        FedEx Corp                                                              3,902               366,593
        Norfolk Southern Corp                                                   1,400                51,870
        Ryder Systems Inc                                                       4,800               200,160
        Southwest Airlines Co                                                   2,900                41,296
        Union Pacific Corp                                                        910                63,427
        United Parcel Service Inc                                               4,000               290,960
                                                                                      ----------------------
                                                                                                  1,120,589
                                                                                      ----------------------

                                                                                      ----------------------
        TOTAL INDUSTRIALS                                                                        10,591,560
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 6.74%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.17%
        Altera Corp *                                                           1,760                34,813
        Applied Materials Inc                                                   8,490               137,963
        Broadcom Corp *                                                         1,330                39,794
        Freescale Semiconductor Inc*                                            8,130               140,243
        Intel Corp                                                             53,410             1,240,714
        KLA-Tencor Corp                                                           300                13,803
        Linear Technology Corp                                                  2,600                99,606
        Maxim Integrated Products Inc                                           1,360                55,583
        Micron Technology Inc *                                                 2,860                29,572
        National Semiconductor Corp                                             1,800                37,098
        PMC Sierra Inc *                                                        2,100                18,480
        Texas Instruments Inc                                                  20,360               518,976
                                                                                      ----------------------
                                                                                                  2,366,645
                                                                                      ----------------------

SOFTWARE & SERVICES 2.28%
        Adobe Systems Inc                                                       1,100                73,887
        Affiliated Computer Services Inc *                                      3,900               207,636
        Automatic Data Processing Inc                                             750                33,713
        BMC Software Inc *                                                      7,800               117,000
        Citrix Systems Inc *                                                    1,050                25,011
        Computer Associates International Inc                                   1,683                45,609
        Computer Sciences Corp *                                                7,650               350,753
        Convergys Corp *                                                        1,020                15,229
        Electronic Arts Inc *                                                     150                 7,767
        Electronic Data Systems Corp                                              720                14,882
        First Data Corp                                                         3,208               126,106
        Fiserv Inc *                                                            2,250                89,550
        Intuit Inc *                                                            2,600               113,802
        Microsoft Corp                                                         89,820             2,170,949
        Oracle Corp *                                                          45,428               566,941
        Paychex Inc                                                               895                29,374
        Sabre Holdings Corp                                                     2,800                61,264
        Siebel Systems Inc *                                                    5,100                46,563
        Symantec Corp *                                                        15,000               319,950
        VERITAS Software Corp *                                                 1,490                34,598
        Yahoo! Inc *                                                            5,200               176,280
                                                                                      ----------------------
                                                                                                  4,626,864
                                                                                      ----------------------

TECHNOLOGY HARDWARE & EQUIPMENT 3.29%
        ADC Telecommunications Inc *                                            3,100                 6,169
        Agilent Technologies Inc *                                              2,179                48,374
        Apple Computer Inc *                                                    4,300               179,181
        Arrow Electronics Inc*                                                  6,900               174,915
        Avaya Inc *                                                             1,500                17,520
        Ciena Corp *                                                            1,600                 2,752
        Cisco Systems Inc *                                                    53,460               956,399
        Comverse Technology Inc *                                               2,600                65,572
        Corning Inc *                                                           8,950                99,614
        Dell Inc *                                                             20,590               791,068
        EMC Corp *                                                             25,780               317,610
        Gateway Inc * ~                                                         1,400                 5,642
        Hewlett-Packard Co                                                     26,914               590,493
        International Business Machines Corp                                   17,170             1,568,995
        Jabil Circuit Inc *                                                     7,700               219,604
        Lexmark International Group Inc *                                       3,400               271,898
        Lucent Technologies Inc *                                              14,900                40,975
        Molex Inc *                                                               700                18,452
        Motorola Inc                                                           22,021               329,654
        NCR Corp *                                                              9,800               330,652
        Network Appliance Inc *                                                 1,600                44,256
        Qualcomm Inc                                                            4,940               181,051
        Sanmina-SCI Corp *                                                      1,800                 9,396
        Scientific-Atlanta Inc                                                    500                14,110
        Solectron Corp *                                                          900                 3,123
        Sun Microsystems Inc *                                                  6,300                25,452
        Tech Data Corp*                                                         2,900               107,474
        Tellabs Inc *                                                           3,300                24,090
        Tektronix Inc                                                           2,150                52,740
        Xerox Corp *                                                           11,750               178,013
                                                                                      ----------------------
                                                                                                  6,675,244
                                                                                      ----------------------

                                                                                      ----------------------
        TOTAL INFORMATION TECHNOLOGY                                                             13,668,753
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

MATERIALS 1.43%
        Air Products and Chemicals Inc                                            200                12,658
        Alcoa Inc                                                               3,024                91,899
        Allegheny Technologies Inc                                                300                 7,233
        Ball Corp                                                                 400                16,592
        Bemis Company Inc                                                         400                12,448
        Dow Chemical Co                                                        10,118               504,382
        Eastman Chemical Co                                                     4,625               272,875
        E.I. du Pont de Nemours & Co                                            8,414               431,133
        Engelhard Corp                                                            450                13,514
        FMC Corp *                                                              4,900               261,905
        Freeport McMoRan Copper & Gold Inc                                        700                27,727
        Georgia-Pacific Corp                                                    5,858               207,900
        Hercules Inc *                                                            350                 5,072
        International Flavors & Fragrances Inc                                    300                11,850
        International Paper Co                                                  1,502                55,259
        MeadWestvaco Corp                                                         700                22,274
        Newmont Mining Corp                                                     1,550                65,488
        Nucor Corp                                                                600                34,536
        Phelps Dodge Corp                                                         300                30,519
        PPG Industries Inc                                                      4,500               321,840
        Rohm and Haas Co                                                        2,151               103,248
        Sigma-Aldrich Corp                                                        500                30,625
        Temple Inland Inc                                                         200                14,510
        United States Steel Corp                                                  360                18,306
        Vulcan Materials Co                                                       400                22,732
        Weyerhaeuser Co                                                         4,300               294,550
                                                                                      ----------------------
        TOTAL MATERIALS                                                                           2,891,075
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.27%
        Alltel Corp                                                               980                53,753
        AT&T Corp                                                              10,525               197,344
        BellSouth Corp                                                         11,110               292,082
        CenturyTel Inc                                                            550                18,062
        Citizens Communications Co                                                900                11,646
        Nextel Communicaitons Inc *                                             9,090               258,338
        Qwest Communications International Inc *                                5,900                21,830
        SBC Communications Inc                                                 24,402               578,083
        Sprint Corp                                                             9,980               227,045
        Verizon Communications Inc                                             25,758               914,409
                                                                                      ----------------------
        TOTAL TELECOMMUNICATION SERVICES                                                          2,572,592
                                                                                      ----------------------

------------------------------------------------------------------------------------------------------------

UTILITIES 1.50%
        AES Corp *                                                             17,250               282,555
        American Electric Power Company Inc                                     1,750                59,605
        CenterPoint Energy Inc                                                  1,100                13,233
        CMS Energy Corp *                                                         400                 5,216
        Constellation Energy Group Inc                                          5,510               284,867
        Dominion Resources Inc                                                  1,249                92,963
        DTE Energy Co                                                             700                31,836
        Duke Energy Co                                                          9,402               263,350
        Dynegy Inc * ~                                                          1,000                 3,910
        Edison International                                                    7,630               264,914
        Entergy Corp                                                              990                69,953
        Exelon Corp                                                             8,134               373,269
        FirstEnergy Corp                                                        1,500                62,925
        PG&E Corp                                                               7,010               239,041
        PPL Corp                                                                  800                43,192
        Progress Energy Inc                                                       952                39,934
        Public Service Enterprise Group Inc                                     1,050                57,108
        Sempra Energy                                                           1,100                43,822
        Southern Co                                                             2,900                92,305
        TECO Energy Inc ~                                                       1,350                21,166
        TXU Corp                                                                8,397               668,651
        XCEL Energy Inc ~                                                       1,950                33,499
                                                                                      ----------------------
        TOTAL UTILITIES                                                                           3,047,314
                                                                                      ----------------------

TOTAL COMMON STOCK
 (Cost $87,270,268)                                                                              89,758,340
                                                                                      ======================


------------------------------------------------------------------------------------------------------------
FIXED INCOME - 16.67%                                                                                 VALUE
------------------------------------------------------------------------------------------------------------

U.S. TREASURY - 16.67%
        United States Treasury Bonds
          5.25% November 15, 2028 # ~                                       2,680,000             2,818,502
          5.25%  February 15, 2029 ~                                          685,000               721,310
          5.50% August 15, 2028                                               360,000               391,078
          6.00% February 15, 2026 ~                                           445,000               509,056
          6.125%  November 15, 2027 # ~                                       615,000               718,805
          6.125%  August 15, 2029 # ~                                       1,174,000             1,382,798
          6.25% August 15, 2023 # ~                                           920,000             1,071,189
          6.25%  May 15, 2030 ~                                             1,360,000             1,634,018
          6.375% August 15, 2027 ~                                            215,000               258,311
          6.50% November 15, 2026 ~                                           145,000               176,028
          6.625%  February 15, 2027 # ~                                       280,000               345,013
          6.75% August 15, 2026 ~                                             345,000               429,619
          6.875% August 15, 2025 ~                                            600,000               752,977
          7.125%  February 15, 2023 # ~                                       575,000               728,363
          7.25%  May 15, 2016 # ~                                           1,417,000             1,737,652
          7.25%  August 15, 2022 # ~                                        1,975,000             2,524,682
          7.50%  November 15, 2016 ~                                          640,000               802,400
          7.50%  November 15, 2024 ~                                          471,000               625,805
          7.625% November 15, 2022 ~                                          185,000               245,031
          7.625%  February 15, 2025 ~                                         204,000               274,850
          7.875% February 15, 2021 ~                                        1,765,000             2,356,965
          8.00%  November 15, 2021 #                                        1,285,000             1,744,990
          8.125%  August 15, 2019 # ~                                       1,126,000             1,514,866
          8.125% May 15, 2021 ~                                               595,000               812,803
          8.125%  August 15, 2021 # ~                                         705,000               965,409
          8.50% February 15, 2020 ~                                         1,215,000             1,690,606
          8.75% May 15, 2017 ~                                                335,000               460,324
          8.75%  May 15, 2020 # ~                                             485,000               689,666
          8.75% August 15, 2020 ~                                             435,000               620,283
          8.875% August 15, 2017 ~                                            245,000               340,636
          8.875%  February 15, 2019 # ~                                       335,000               474,130
          9.00%  November 15, 2018 # ~                                        810,000             1,153,807
          9.125% May 15, 2018 ~                                               155,000               221,450
          9.25%  February 15, 2016 ~                                          400,000               558,250
          9.875%  November 15, 2015 ~                                         922,000             1,329,769
          10.625%  August 15, 2015 # ~                                        490,000               734,158
                                                                                      ----------------------
                                                                                                 33,815,599
                                                                                      ----------------------

TOTAL FIXED INCOME
 (Cost $31,482,927)                                                                              33,815,599
                                                                                      ======================

TOTAL LONG TERM ASSETS
 (Cost $118,753,195)                                                                            123,573,939
                                                                                      ======================

------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.04%                                                                             VALUE
------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS - 0.04%
        S & P Index Futures (Put)
          September 2005, Strike Price $12.25                                   1,500                90,600
                                                                                      ----------------------

TOTAL PURCHASED OPTIONS                                                                              90,600
 (Cost $60,477)                                                                       ======================


------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 50.52%                                                                       VALUE
------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.68%
        ABN AMRO North America Inc
          2.57% April 7, 2005 #                                             4,000,000             3,998,287
        AIG Funding Inc
          2.52% April 13, 2005 @ #                                          3,500,000             3,497,060
        American General Finance Corp
          2.82% June 2, 2005 #                                              4,000,000             3,979,988
        American Honda Financial Corp
          2.70% May 10, 2005 #                                              3,500,000             3,489,763
        Barclays U S Fund
          2.83% June 7, 2005 #                                              3,500,000             3,480,999
        CBA Finance Inc (Delaware)
          2.77%  May 23, 2005 @ #                                           4,000,000             3,983,996
        Ciesco LP
          2.79% May 19, 2005 #                                              2,000,000             1,992,560
        CIT Group Inc
          2.61% April 20, 2005 #                                            3,500,000             3,495,179
        Danske Corp
          2.91% June 20, 2005 #                                             4,000,000             3,973,796
        General Electric Capital Corp
          2.83% April 1, 2005@ #                                            2,300,000             2,300,000
        International Lease Financing
          2.97% June 20, 2005 #                                             3,500,000             3,477,071
        Paccar Financial Corp
          2.49% April 11, 2005 #                                            3,000,000             2,997,925
        Rabobank USA Financial Corp
          2.44%  April 1, 2005 @ #                                          4,000,000             4,000,000
        Royal Bank of Scotland
          2.71 May 3, 2005 #                                                3,500,000             3,491,569
        San Paolo US Financial
          2.77% May 25, 2005 #                                              4,000,000             3,983,380
        UBS Financial Del LLC
          2.525% April 13, 2005 #                                           4,000,000             3,996,633
                                                                                      ----------------------
                                                                                                 56,138,206
                                                                                      ----------------------

REPURCHASE AGREEMENTS - 7.29%
        State Street Repo, 1.25%, dated March 31, 2005,
        due April 1, 2005, repurchase price $14,784,506
        collateralized by 14,090,000 U.S. Treasury Bond, 5.25%,
        due November 15, 2028, valued at $15,116,438.98 # ^^^              14,784,000            14,784,000
                                                                                      ----------------------

SHORT TERM INVESTMENT FUND - 1.95%
        State Street Global Advisors
          Money Market Fund ^^^
          2.42% yield as of March 31, 2005 #                                3,951,439             3,951,439
                                                                                      ----------------------

SHORT TERM INVESTMENT TRUST - 12.19%
        State Street Securities Lending Quality Trust
         2.79% yield as of March 31, 2005^^^                               24,716,801            24,716,801
                                                                                      ----------------------

U.S. TREASURY - 1.41%
        United States Treasury Bills
          0.00% June 9, 2005 PO #                                             534,000               531,279
          0.00% June 16, 2005 PO #                                          2,350,000             2,336,616
                                                                                      ----------------------
                                                                                                  2,867,895

                                                                                      ----------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $102,459,680)                                                                            102,458,341
                                                                                      ======================

TOTAL INVESTMENTS - 111.48%
 (Cost $221,273,352)                                                                            226,122,880
                                                                                      ======================

OTHER ASSETS AND LIABILITIES - -11.48%                                                          (23,292,087)
                                                                                      ======================

TOTAL NET ASSETS - 100%                                                                         202,830,793
                                                                                      ======================

------------------------------------------------------------------------------
PREFERRED FIXED INCOME FUND
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Fixed Income - 94.26%                                                                   Par +               Value
------------------------------------------------------------------------------------------------------------------
Asset Backed Securities 1.19%
     AQ Financial
       3.11%  August 25, 2008 ** ##                                                   348,811             348,962
     Conseco Financial Securitization Corp
       6.60%  February 1, 2033                                                        773,533             785,833
       7.27%  September 1, 2032                                                       800,000             747,083
     M & I Auto Loan Trust
       2.31%  February 20, 2008                                                       780,000             772,906
     Mesa Global Issuance Co
       5.00%  April 18, 2005 IO **                                                    527,273               1,845
     MSDWCC Heloc Trust
       3.04% July 25, 2017 ##                                                         538,672             538,672
     Pegasus Aviation Lease Securities
       8.37% March 25, 2030 **                                                        400,000             265,693
     PSNH  Funding LLC
       6.48%  May 1, 2015                                                           1,000,000           1,090,311
                                                                                              --------------------
                                                                                                        4,551,305
                                                                                              --------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.89%
     Deutsche Mortgage and Asset Receiving Corp
       6.538% June 15, 2031                                                         2,065,346           2,159,873
     Diversified REIT Trust
       0.535% March 18, 2011 IO **                                                 31,272,294             250,178
     GMAC Commercial Mortgage Securities Inc
       6.70% May 15, 2030                                                           1,850,000           1,950,371
     GS Mortgage Securities Corp
       6.62%  October 18, 2030                                                        700,000             740,885
     Master Reperforming Loan Trust
       7.00% August 25, 2034 **                                                     2,000,000           2,093,080
                                                                                              --------------------
                                                                                                        7,194,387
                                                                                              --------------------
CORPORATES 21.81%
     AES Corp
       8.75%  June 15, 2008                                                            39,000              41,243
       8.75%  May 15, 2013 **                                                         449,000             489,410
       8.875%  February 15, 2011 ~                                                     47,000              50,878
       9.375%  September 15, 2010 ~                                                    92,000             101,430
       9.50%  June 1, 2009 ~                                                           95,000             103,906
     Altria Group Inc
       7.00%  November 4, 2013                                                        260,000             278,989
       7.75%  January 15, 2027                                                        590,000             673,405
     Amerada Hess Corp
       7.30% August 15, 2031                                                          985,000           1,110,760
     American Achievement Corp
       8.25% April 1, 2012                                                             30,000              31,311
     Amerigas Partners LP
       8.875% May 20, 2011                                                             80,000              84,800
     AmerisourceBergen Corp
       8.125% September 1, 2008                                                        72,000              77,220
     Anadarko Petroleum Corp
       6.75% May 1, 2011 ~                                                            335,000             368,733
     AOL Time Warner Inc
       7.70%  May 1, 2032                                                           1,230,000           1,460,247
     Apache Corp
       6.25% April 15, 2012                                                           390,000             425,402
     AT&T Wireless Services Inc
       7.875% March 1, 2011                                                           225,000             255,913
       8.125% May 1, 2012                                                              75,000              87,617
     Bank of America (Charlotte NC)
       2.55% August 8, 2005                                                         1,900,000           1,899,890
     Bank of America Corp
       7.40% January 15, 2011                                                         750,000             845,508
     Bank One Corp
       5.90% November 15, 2011                                                        825,000             865,711
     Banque Paribas NY
       6.875% March 1, 2009                                                           140,000             151,384
     Bear Stearns Co Inc
       3.30%  June 19, 2006 MTN ##                                                    200,000             200,577
     Beazer Homes USA Inc
       8.625%  May 15, 2011                                                            10,000              10,600
     Boeing Capital Corp
       6.50%  February 15, 2012 ~                                                     535,000             580,419
     Bristol-Myers Squibb Co
       5.75% October 1, 2011                                                          140,000             146,228
     British Telecommunication Plc
       8.375% December 15, 2010                                                       410,000             476,338
     Cascades Inc
       7.25%  February 15, 2013 ~                                                      95,000              97,375
     Case New Holland Inc
       9.25% August 1, 2011 **                                                         39,000              41,535
     Chesapeake Energy Corp
       7.50%  September 15, 2013                                                       30,000              31,650
       9.00%  August 15, 2012                                                          80,000              88,300
     ChevronTexaco Corp
       3.50% September 17, 2007                                                       625,000             615,181
     Cincinnati Bell Inc
       7.00% February 15, 2015 **                                                     174,000             165,300
       8.375% January 15, 2014 ~                                                       58,000              57,130
     Cingular Wireless LLC
       6.50% December 15, 2011                                                        220,000             236,918
     Citigroup Inc
       5.00% September 15, 2014                                                     1,040,000           1,021,047
     Cleveland Electric Illumination
       5.65%  December 15, 2013                                                       100,000             101,735
     Columbia/HCA Healthcare Corp
       7.25%  May 20, 2008                                                             40,000              42,297
     Comcast Corp
       6.50%  January 15, 2015                                                        480,000             513,779
       7.125% June 15, 2013                                                           185,000             205,810
     Comp Generale de Geophysique
       10.625%  November 15, 2007                                                      40,000              42,200
     Conoco Inc
       6.95%  April 15, 2029                                                          435,000             518,531
     ConocoPhillips
       5.90% October 15, 2032 ~                                                         5,000               5,260
     Corporacion Nacional  Del Cobre
      4.75% October 15, 2014 **                                                       210,000             199,243
     Countrywide Home Loans Inc
       2.96%  February 17, 2006 MTN ##                                                570,000             570,050
     CSC Holdings Inc
       7.625%  April 1, 2011                                                          145,000             150,800
       7.625% July 15, 2018                                                            20,000              20,800
     DaimlerChrysler Holdings
       6.50%  November 15, 2013                                                       110,000             114,397
       7.30% January 15, 2012                                                         290,000             316,202
       7.75% January 18, 2011                                                         235,000             260,552
     Davita Inc
       6.625% March 15, 2013 **                                                        10,000               9,900
       7.25% March 15, 2015 **                                                         20,000              19,600
     Devon Energy Corp
       7.95%  April 15, 2032 ~                                                        495,000             624,096
     Dominion Resources Inc
       5.70%  September 17, 2012 ~                                                    650,000             674,065
     Dow Chemical Co
       6.00% October 1, 2012                                                          325,000             346,434
     DR Horton Inc
       8.50% April 15, 2012                                                            55,000              60,003
     Duke Energy Co
       3.75%  March 5, 2008                                                           440,000             431,637
       6.25% January 15, 2012                                                         165,000             175,588
     Eastman Kodak Company
       7.25%  November 15, 2013                                                        95,000              99,315
     Echostar Corp
       5.81%  October 1, 2008 ##                                                      147,000             150,491
     EIRCOM Funding
       8.25%  August 15, 2013                                                         120,000             130,500
     El Paso Electric Co
      8.375% June 15, 2032                                                            685,000             752,636
     Entercom Communications Corp
       7.625%  March 1, 2014                                                          130,000             135,200
     European Investment Bank
       4.00% March 3, 2010 ~                                                        1,030,000           1,013,911
     Export Import Bank of Korea
       5.25%  February 10, 2014 **                                                    225,000             223,008
     First Energy Corp
       5.50%  November 15, 2006                                                       300,000             305,096
       6.45% November 15, 2011                                                        110,000             116,055
       7.375%  November 15, 2031                                                    1,310,000           1,483,840
     Ford Motor Company
       6.875%  February 1, 2006                                                       100,000             101,360
       7.25%  October 25, 2011                                                      1,170,000           1,154,588
       7.45% July 16, 2031 ~                                                          350,000             316,605
       7.875%  June 15, 2010                                                        1,405,000           1,430,404
     Ford Motor Credit Co
       7.375 October 28, 2009                                                          70,000              70,306
     Forest City Enterprises Inc
       6.50% February 1, 2017                                                          48,000              48,480
       7.625% June 1, 2015                                                             20,000              21,350
     General Electric Capital Corp
       3.27% September 15, 2014 MTN ##                                              1,370,000           1,379,195
       5.45%  January 15, 2013 MTN                                                  1,040,000           1,068,280
     General Electric Co
      5.00% February 1, 2013                                                        1,410,000           1,407,951
     General Motors Acceptance Corp
       4.375  December 10, 2007 MTN                                                   160,000             147,159
       5.625% May 15, 2009                                                            450,000             410,523
       6.125%  September 15, 2006                                                      60,000              59,723
       6.125%  February 1, 2007                                                       545,000             535,993
       6.125% August 28, 2007 ~                                                       830,000             809,345
       6.15%  April 5, 2007                                                           820,000             804,368
       6.875% September 15, 2011                                                      370,000             334,791
       7.25% March 2, 2011                                                            195,000             181,047
       7.75% January 19, 2010                                                         570,000             547,483
     General Motors Corp
       5.25% March 6, 2032                                                             12,100             226,028
       7.20% January 15, 2011 ~                                                       435,000             392,706
       8.375% July 5, 2033                                                            250,000             282,562
       8.375% July 14, 2033 ~                                                         340,000             290,949
     Georgia-Pacific Corp
       8.125%  May 15, 2011                                                            20,000              22,050
       9.375%  February 1, 2013 ~                                                      67,000              74,873
       9.50%  December 1, 2011 ~                                                       39,000              46,020
     Goldman Sachs Group Inc
       4.125%  January 15, 2008                                                       290,000             287,556
       4.75%  July 15, 2013                                                            80,000              76,949
       6.60%  January 15, 2012                                                        350,000             378,750
     Grant Prideco Inc
       9.00% December 15, 2009                                                         61,000              65,880
     Harrah's Entertainment Inc
       7.875% December 15, 2005                                                       210,000             214,200
     HCA Inc
       5.75% March 15, 2014                                                           680,000             649,063
       6.30%  November 1, 2012                                                        220,000             219,790
       6.375% January 15, 2015                                                      1,060,000           1,052,201
     Health Care REIT Inc
       8.00%  September 12, 2012                                                       79,000              90,513
     Hilton Hotels Corp
       7.625%  May 15, 2008                                                           127,000             137,207
     HMH Properties Inc
       7.875% August 1, 2008                                                           20,000              20,400
     Host Marriott Corp
       9.50% January 15, 2007                                                          76,000              80,180
     Household Finance Corp
       6.375% October 15, 2011                                                        180,000             194,454
       6.375% November 27, 2012                                                       340,000             367,618
       7.00% May 15, 2012                                                              20,000              22,295
     HSBC Finance Corp
       6.75% May 15, 2011                                                             470,000             514,525
     Hydro Quebec
       7.50%  April 1, 2016                                                           255,000             304,904
     IMC Global Inc
       10.875%  August 1, 2013                                                         50,000              59,750
       11.25% June 1, 2011                                                            100,000             111,500
     Inn of the Mountain Gods Resort & Casino
       12.00% November 15, 2010                                                        20,000              23,500
     International Paper Co
       5.50%  January 15, 2014                                                        260,000             264,502
     Iron Mountain Inc
       8.625% April 1, 2013                                                            85,000              85,850
     John Deere Capital Corp
       7.00% March 15, 2012                                                           295,000             331,276
     JP Morgan Chase & Co
       4.50%  November 15, 2010                                                       240,000             236,323
       5.35% March 1, 2007                                                            375,000             382,574
       5.75% January 2, 2013                                                          450,000             467,629
     Kansas City Southern Co
       9.50% October 1, 2008                                                           25,000              27,250
     Kraft Foods Inc
       5.25% June 1, 2007 ~                                                           400,000             407,222
       5.625% November 1, 2011                                                        680,000             705,573
     Lamar Media Corp
       7.25% January 1, 2013~                                                          99,000             102,960
     La Quinta Properties Inc
       7.00% August 15, 2012 ~                                                         20,000              20,250
     Lehman Brothers Holdings Inc
       4.00% January 22, 2008                                                         350,000             345,456
       6.625% January 18, 2012 ~                                                      235,000             256,779
     Liberty Media Corp
       4.51%  September 17, 2006 ##                                                 1,760,000           1,783,373
       5.70%  May 15, 2013                                                            350,000             329,886
     Lockheed Martin Corp
       8.50% December 1, 2029                                                         175,000             237,121
     Lyondell Chemical Co
       9.625% May 1, 2007                                                             114,000             122,265
     Macdermid Inc
       9.125% July 15, 2011                                                            30,000              32,175
     Mandalay Resort Group
       9.50% August 1, 2008                                                            10,000              10,925
     Manor Care Inc
       8.00% March 1, 2008                                                             83,000              90,262
     Merrill Lynch & Co Inc
       3.375%  September 14, 2007 MTN                                                 385,000             377,474
     MGM Grand Inc
       9.75% June 1, 2007                                                             105,000             112,875
     MGM Mirage Inc
       6.75%  September 1, 2012                                                       100,000             100,750
       8.50%  September 15, 2010                                                       51,000              55,845
     Midamerican Energy Co
       6.75% December 30, 2031 ~                                                      165,000             192,248
     Mohegan Tribal Gaming Authority
       8.00%  April 1, 2012                                                            20,000              21,200
     Morgan Stanley Group Inc
       3.625%  April 1, 2008 ~                                                         10,000               9,765
       5.30%  March 1, 2013                                                            90,000              90,511
       5.80%  April 1, 2007                                                           825,000             848,169
     Nextel Communications Inc
       5.95% March 15, 2014                                                            44,000              43,780
       7.375%  August 1, 2015 ~                                                       140,000             147,875
     Niagara Mohawk Power Corp
       7.75% October 1, 2008                                                        1,150,000           1,270,172
     Norfolk Southern Corp
       6.75% February 15, 2011                                                        145,000             158,926
     Northrop Grumman Corp
       4.079% November 16, 2006                                                       275,000             274,645
     Omnicare Inc
       8.125% March 15, 2011                                                           59,000              62,098
     Oncor Electric Delivery Co
       6.375% January 15, 2015                                                        100,000             107,747
     Orion Power Holdings Inc
       12.00%  May 1, 2010                                                            160,000             194,400
     Oxford Industries Inc
       8.875% June 1, 2011                                                             50,000              53,459
     Pacific Energy Partners LP
       7.125% June 15, 2014                                                            60,000              62,100
     Pacific Gas and Electric Co
       3.26%  April 3, 2006 ##                                                        150,000             150,393
       6.05%  March 1, 2034                                                           700,000             718,771
     Park Place Entertainment Corp
       7.00%  April 15, 2013                                                            8,000               8,580
       8.125% May 15, 2011                                                             61,000              67,558
     Peabody Energy Corp
       5.875%  April 15, 2016 ~                                                        40,000              38,600
       6.875% March 15, 2013 ~                                                        107,000             110,210
     Plains Exploration & Production Co
       7.125%  June 15, 2014 ~                                                         90,000              94,050
     Premier Entertainment (Biloxi)
       10.75% February 1, 2012                                                         60,000              61,200
     Pride International Inc
       7.375%  July 15, 2014 ~                                                        130,000             137,800
     Qwest Communication International Inc
       5.625%  November 15, 2008 ~                                                    550,000             545,875
       9.125%  March 15, 2012 **                                                       50,000              54,375
     Raytheon Co
       6.55% March 15, 2010                                                           165,000             176,834
     Readers Digest Association Inc
       6.50% March 1, 2011                                                             40,000              39,900
     River Rock Entertainment Authority
       9.75% November 1, 2011                                                          30,000              32,850
     R J Reynolds Tobacco Holdings Inc
       7.25% June 1, 2012                                                             875,000             896,875
     Rogers Wireless Communications Inc
       6.375%  March 1, 2014                                                           90,000              87,300
       7.50% March 15, 2015                                                            20,000              20,650
     Seariver Maritime Financial Holdings
       0.00%  September 1, 2012 PO *                                                  780,000             548,722
     Shaw Communications Inc
       7.20%  December 15, 2011 ~                                                      61,000              65,118
       7.25%  April 6, 2011                                                            50,000              53,375
       8.25%  April 11, 2010                                                            6,000               6,600
     Sithe Independence Funding Corp
       9.00% December 30, 2013                                                         30,000              33,497
     SLM Corp
       4.09%  April 1, 2009 ##                                                      1,060,000           1,046,485
     Smithfield Foods Inc
       7.00% August 1, 2011                                                            30,000              30,713
       8.00% October 15, 2009                                                         160,000             169,600
     Solo Cup Co
       8.50% February 15, 2014                                                         30,000              30,000
     Sonat Inc
       7.625% July 15, 2011                                                           340,000             335,750
     Southern Natural Gas Co
       8.00% March 1, 2032                                                            830,000             891,145
       8.875%  March 15, 2010                                                         130,000             140,958
     Sprint Capital Corp
       4.78%  August 17, 2006 ###                                                     520,000             523,198
       6.00% January 15, 2007                                                         750,000             770,984
       6.125%  November 15, 2008                                                      340,000             355,372
       8.375%  March 15, 2012                                                          20,000              23,374
     SPX Corp
       7.50% January 1, 2013                                                           90,000              95,491
     Station Casinos Inc
       6.00% April 1, 2012                                                             90,000              89,325
     Starwood Hotels & Resorts Worldwide Inc
       7.375%  May 1, 2007                                                            119,000             122,868
     Sun Media Corp
       7.625%  February 15, 2013 ~                                                     50,000              52,000
     Suburban Propane Partners
       6.875% December 15, 2013 ~ **                                                  120,000             118,200
     TCI Communications Inc
       7.875% February 15, 2026                                                       455,000             555,088
     Teekay Shipping Corp
       8.875% July 15, 2011                                                           159,000             177,285
     Tele Communications Inc
       9.80%  February 1, 2012                                                         30,000              37,603
     Telecom Italia Cap
       4.95% September 30, 2014 **                                                    430,000             411,900
     Tenet Healthcare Corp
       6.375%  December 1, 2011                                                       271,000             249,998
       7.375%  February 1, 2013 ~                                                     994,000             936,845
       9.25% February 1, 2015 **                                                      623,000             621,443
     Tennessee Valley Authority
       6.25%  December 15, 2017                                                       490,000             547,696
     Terex Corp
       10.375% April 1, 2011                                                           29,000              31,538
     Time Warner Entertainment Co
       8.375%  July 15, 2033                                                           10,000              12,571
     Time Warner Inc
       6.875%  May 1, 2012                                                            100,000             109,208
     Toyota Motor Credit Corp
       2.80%  January 18, 2006 MTN                                                    440,000             436,529
     Toys R Us Inc
       7.375% October 15, 2018 ~                                                      179,000             149,465
     TXU Corp
       6.375%  June 15, 2006                                                           60,000              61,384
       6.55% November 15, 2034 **                                                     160,000             150,862
     TXU Energy Co LLC
       3.42%  January 17, 2006 ** ##                                                  180,000             179,981
       7.00%  March 15, 2013                                                          130,000             142,268
     Tyco International Ltd
       6.00%  November 15, 2013                                                       810,000             850,455
       6.375%  February 15, 2006                                                      130,000             132,294
       6.375% October 15, 2011                                                      1,095,000           1,168,967
       6.875% January 15, 2029 ~                                                    1,575,000           1,765,421
     UGS Corp
       10.00% June 1, 2012                                                             40,000              44,200
     Union Pacific Corp
       6.50% April 15, 2012                                                           100,000             108,382
       6.65% January 15, 2011 ~                                                       130,000             141,048
     United Mexican States MTN
      7.50% April 8, 2033                                                           2,570,000           2,724,199
       8.375% January 14, 2011                                                        930,000           1,058,340
     US Bancorp
       3.125%  March 15, 2008 MTN                                                     420,000             405,770
     US Bank National Association
       6.375% August 1, 2011                                                          265,000             287,049
     Ventas Realty Ltd
       8.75% May 1, 2009                                                               80,000              87,000
       9.00%  May 1, 2012                                                              20,000              22,700
     Verizon Global Funding Corp
       4.375% June 1, 2013 ~                                                           65,000              61,692
       7.375%  September 1, 2012                                                      205,000             232,560
     Verizon New York Inc
       6.875% April 1, 2012                                                           465,000             506,856
     Viacom Inc
       5.625% August 15, 2012                                                         130,000             131,560
     Vintage Petroleum Inc
       8.25% May 1, 2012                                                               80,000              86,600
     Waste Management Inc.
       6.375%  November 15, 2012 ~                                                    380,000             411,548
       7.75%  May 15, 2032                                                            810,000             992,295
     Wells Fargo & Co
       3.09%  June 12, 2006 ##                                                      1,220,000           1,221,434
       4.20% January 15, 2010                                                         140,000             136,888
       6.375% August 1, 2011                                                          335,000             363,318
     Western Oil Sands Inc
       8.375%  May 1, 2012                                                             90,000             102,466
     Weyerhaeuser Co
       6.75% March 15, 2012                                                           460,000             505,235
     Williams Companies Inc
       5.9925% May 1, 2009 **                                                         600,000             634,499
       6.75% April 15, 2009 **                                                      4,410,000           4,487,174
       7.50%  January 15, 2031                                                        195,000             204,749
     XTO Energy Inc
       6.25%  April 15, 2013                                                          280,000             300,800
       7.50%  April 15, 2012                                                           30,000              34,364
                                                                                              --------------------
                                                                                                       83,210,573
                                                                                              --------------------
FOREIGN GOVERNMENT 4.89%
     Brazil (Federative Republic)
       3.996%  Sinkable, Floating Rate Bond, March 20, 2007  ** ##                  1,048,492           1,048,366
       3.125% Callable, Sinkable, Floating Rate Bond, April 15, 2012 ##               670,591             629,551
       8.00% Callable, Sinkable, Fixed Rate Note, April 15, 2014                    1,147,556           1,136,080
       11.00% Callable, Fixed Rate Bond, August 17, 2040 ~                            570,000             634,410
       12.00% Fixed Rate Note, April 15, 2010                                         370,000             432,900
       14.50% Fixed Rate Note, October 15, 2009 ~                                   1,270,000           1,595,120
     Bulgaria  (National Republic)
       8.25% Fixed Rate Bond, January 15, 2015 **                                     510,000             617,100
       8.25% Fixed Rate Bond, January 15, 2015                                        370,000             449,920
     Canada (National Republic)
       3.50% Fixed Rate Note, September 17, 2007                                      875,000             860,647
     Canadian Government
       4.00% December 1, 2031                                                       1,659,226           1,923,750
     Colombia
       10.50% Fixed Rate Note, July 9, 2010                                           260,000             286,000
       11.75% Fixed Rate Bond, February 25, 2020 ~                                    380,000             452,200
     Empresa Nacional De Electric
       8.35% August 1, 2013                                                           140,000             156,942
     France (Republic of)
     Gazprom O A O
       9.625%  March 1, 2013 **                                                       130,000             148,474
     Italy (Republic of)
       4.375% Fixed Rate Note, October 25, 2006                                       500,000             502,618
     Mexico (United Mexican States)
       11.50% Fixed Rate Bond, May 15, 2026 ~                                       1,280,000           1,936,000
     Panama (Republic of)
       9.375% Fixed Rate Bond, January 16, 2023 ~                                      80,000              89,600
       9.625% Fixed Rate Bond, February 8, 2011                                       360,000             406,800
       10.75% Fixed Rate Bond, May 15, 2020 ~                                         210,000             260,400
     Peru (Republic of)
       5.00%  Variable Rate Bond, LIBOR + .8125%, March 7, 2017 ###                   719,100             672,359
       8.75%  Fixed Rate Bond, November 21, 2033                                      250,000             260,000
     Russian Federation
       5.00% Step-up Coupon, March 31, 2030 ###                                     4,000,000           4,098,000
       8.25% Fixed Rate Bond, March 31, 2010                                           60,000              64,626
                                                                                              --------------------
                                                                                                       18,661,863
                                                                                              --------------------
GOVERNMENT / AGENCY 1.76%
     Federal Home Loan Bank
       2.75%  May 15, 2006                                                            780,000             771,156
       3.31% January 26, 2007 ###                                                     810,000             800,478
       3.50%  November 15, 2007                                                       790,000             776,856
       3.625%  November 14, 2008 ~                                                    250,000             244,411
       4.375% March 17, 2010                                                          430,000             428,107
       4.875%  November 15, 2006                                                    1,140,000           1,157,121
     Federal National Mortgage Association
       2.80%  March 1, 2019 ###                                                       540,000             536,031
       3.00%  April 26, 2019 ###                                                    1,610,000           1,598,162
       3.625% February 15, 2008 ~ ###                                                 400,000             394,218
                                                                                              --------------------
                                                                                                        6,706,540
                                                                                              --------------------
GOVERNMENT / TREASURY 42.83%
     Australia Government
       5.25% August 15, 2010                                                        2,410,000           1,826,894
     Dutch Government
       3.00% July 25, 2009                                                          5,148,501           7,314,572
       4.25% July 15, 2013                                                          3,340,000           4,563,033
     Germany (Federal Republic)
       4.25% Fixed Rate Bond, January 4, 2014                                       2,000,000           2,732,829
       5.00% Fixed Rate Bond, January 4, 2012                                       1,030,000           1,472,843
     United States Treasury Bonds
       2.375%  January 15, 2025                                                     2,013,124           2,165,380
       3.875%  April 15, 2029 ~                                                     7,052,435           9,698,784
       5.375%  February 15, 2031 ~                                                  7,405,000           8,070,584
       6.25% May 15, 2030 ~                                                         3,670,000           4,409,446
     United States Treasury Notes
       0.875% April 15, 2010 ~                                                      7,227,101           7,069,434
       1.625% January 15, 2015 ~                                                    4,174,357           4,112,718
       1.875%  July 15, 2013 ~                                                      5,295,024           5,387,343
       2.00%  January 15, 2014 ~                                                    2,198,160           2,249,957
       2.00% July 15, 2014 ~                                                          313,602             320,321
       2.25%  February 15, 2007 ~                                                   1,170,000           1,138,099
       2.50% September 30, 2006 ~                                                   5,250,000           5,160,587
       2.875%  November 30, 2006 ~                                                  1,640,000           1,617,706
       3.125%  May 15, 2007 ~                                                         580,000             571,821
       3.375% February 15, 2008 ~                                                  32,040,000          31,559,400
       3.50%  November 15, 2009 ~                                                  10,410,000          10,127,795
       3.50% February 15, 2010 ~                                                    8,850,000           8,589,686
       3.625% January 15, 2008 ~                                                    4,992,754           5,369,612
       3.625% January 15, 2010                                                        860,000             839,407
       4.00% February 15, 2015                                                      8,440,000           8,108,992
       4.00% March 15, 2010 ~                                                      17,860,000          17,720,478
       4.25% January 15, 2010 ~                                                     5,995,633           6,825,111
       5.75% August 15, 2010 ~                                                        685,000             735,091
     United States Treasury Bond -
       Treasury Strips
       0.00% November 15, 2021 PO *                                                 1,000,000             438,614
       0.00%  February 15, 2023 PO *                                                7,740,000           3,179,755
       0.00% May 15, 2030 PO *                                                        140,000              41,593
                                                                                              --------------------
                                                                                                      163,417,885
                                                                                              --------------------

Mortgage-Backed Securities 19.89%
     Bayview Financial Asset Trust
       3.40%  January 25, 2033 ** ##                                                1,069,197           1,073,051
     Bear Stearns
       3.22%  January 25, 2034 ##                                                     919,201             923,143
     CDC Mortgage Capital Trust
       3.34% March 25, 2033 ##                                                        129,891             130,204
     Centex Corp
       3.29% December 25, 2032 ##                                                     178,408             178,544
     Countrywide Asset-Backed Certificate
       3.16%  November 15, 2028 ##                                                    629,801             633,686
     Credit Suisse First Boston USA
       3.50%  November 25, 2031 ##                                                  1,149,769           1,153,391
     Crusade Global
       3.23%  September 18, 2034 ##                                                 1,532,838           1,536,800
     EMC Mortgage Loan Trust
       3.40%  November 25, 2041 ** ##                                               1,471,783           1,479,098
     Federal Home Loan Mortgage Corp
       5.50%  October 1, 2017^^                                                        87,996              89,884
       7.00%  May 1, 2029^^                                                           177,631             187,354
     Federal National Mortgage Association
       5.00% 15 Years TBA *                                                         2,800,000           2,797,374
       5.00% 30 Years TBA *                                                         9,300,000           9,090,750
       5.50% 15 Years TBA *                                                         5,600,000           5,705,000
       5.50% 30 Years TBA *                                                         4,800,000           4,806,000
       6.00% 30 Years TBA *                                                           700,000             715,313
       6.00%  March 1, 2016^^                                                         561,056             579,721
       6.50% 30 Years TBA *                                                         3,300,000           3,423,750
       6.50%  July 1, 2032^^                                                           99,393             103,338
     Governmental National Mortgage Association
       5.00%  July 15, 2033^^                                                         212,762             210,256
       5.00%  August 15, 2033^^                                                       736,370             727,698
       5.00% September 15, 2033^^                                                  16,403,671          16,210,484
       6.00% 30 Years TBA*                                                          7,200,000           7,393,500
       6.00%  July 15, 2029^^                                                          24,666              25,411
       6.00% September 15, 2031^^                                                      57,110              58,826
       6.00%  December 15, 2031^^                                                     266,833             274,781
       6.00% January 15, 2032^^                                                       110,904             114,169
       6.00% February 15, 2032^^                                                      110,307             113,554
       6.00%  April 15, 2032^^                                                         51,454              52,969
       6.00%  May 15, 2032^^                                                           65,121              67,038
       6.00%  June 15, 2032^^                                                          61,138              62,937
       6.00%  September 15, 2032^^                                                     21,683              22,321
       6.00%  October 15, 2032^^                                                       58,194              59,907
       6.00%  November 15, 2032^^                                                   2,837,695           2,921,236
       6.00% December 15, 2032^^                                                      809,971             833,816
       6.00%  January 15, 2033^^                                                      103,296             106,221
       6.00%  February 15, 2033^^                                                   1,636,706           1,683,057
       6.50%  May 15, 2029^^                                                          204,530             214,065
       6.50%  June 15, 2031^^                                                         184,488             192,922
       6.50% July 15, 2031^^                                                          169,833             177,597
       6.50% October 15, 2031^^                                                       230,766             241,316
       6.50% November 15, 2031^^                                                      854,284             893,338
       6.50% December 15, 2031^^                                                      326,410             341,332
       6.50% January 15, 2032^^                                                     1,906,762           1,993,963
       6.50% February 15, 2032^^                                                      207,222             216,699
       7.50%  May 15, 2030^^                                                           17,967              19,274
       7.50%  February 15, 2031^^                                                      25,002              26,814
     IMPAC CMB Trust
       3.31% March 25, 2033 ##                                                        732,598             735,017
     Option One Mortgage Securities Corp
       3.11%  June 26, 2010 ** ##                                                     174,989             175,023
     Provident Bank Home Equity Loan Trust
       3.24%  January 25, 2031 ##                                                     306,316             306,754
     Residential Asset Securities Corp
       3.125% March 25, 2029 ##                                                       632,279             632,471
     Structured Asset Securities Corp
       3.35% August 25, 2032 ##                                                       201,967             202,100
     Washington Mutual Mortgage Pass Through
       1.00% April 25, 2035                                                         1,700,000           1,700,000
     Wells Fargo Mortgage Backed Securities Trust
       3.541% September 25, 2034                                                    2,360,000           2,259,052
                                                                                              --------------------
                                                                                                       75,872,319
                                                                                              --------------------

Total Fixed Income                                                                                    359,614,872
 (Cost $354,848,872)                                                                          ====================

------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 35.88%                                                                             VALUE
------------------------------------------------------------------------------------------------------------------


Government / Agency 1.22%
     Federal Home Loan Bank
       2.875%  September 12, 2005 ##                                                4,660,000           4,659,543

REPUCHASE AGREEMENTS - 11.19%
     Merrill Lynch, 2.80%, dated March 31, 2005,
     due April 1, 2005, repurchase price $42,703,276
     collateralized by $39,640,000 Federal Agricultural
     Mortgage Corporation, 6.865%, due August 10, 2009,
     valued at $43,692,216                                                         42,700,000          42,700,000

SHORT TERM INVESTMENT FUND - 0.09%
     State Street Global Advisors
       Money Market Fund ^^^
      2.42% yield as of March 31, 2005                                                320,960             320,960

SHORT TERM INVESTMENT TRUST - 23.38%
     State Street Securities Lending Quality Trust ^^^
      2.79% yield as of March 31, 2005                                             89,212,175          89,212,175

TOTAL SHORT TERM INVESTMENTS
 (Cost $136,892,093)                                                                                  136,892,678
                                                                                              ====================

TOTAL INVESTMENTS - 130.14%
 (Cost $491,740,965)                                                                                  496,507,550
                                                                                              ====================

OTHER ASSETS AND LIABILITIES - -30.14%                                                               (114,996,594)
                                                                                              ====================

TOTAL NET ASSETS - 100%                                                                               381,510,956
                                                                                              ====================

PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND
-----------------------------------------------

--------------------------------------------------------------------------------------------------------
Fixed Income - 80.49%                                                          Par +              Value
--------------------------------------------------------------------------------------------------------
Asset Backed Securities 5.64%
       Americredit Automobile Receivables
         2.39%  November 6, 2007                                             990,174            986,415
       Ameriquest Mortgage Services Inc
         4.37% October 25, 2033                                            1,000,000            998,740
       Federal National Mortgage Association
         3.865% November 25, 2031                                          1,438,735          1,438,332
         5.11% January 25, 2032                                            1,375,567          1,381,548
       FHLMC Structured Pass Through
         4.78% October 27, 2031                                              900,000            901,427
       Nissan Auto Receivables
         2.43%   December 15, 2006                                         1,000,000            994,357
       New Century Home Equity Loan Trust
         3.13% February 25, 2035                                           1,000,000          1,003,017
       Residential Asset Securities Corp
         3.35% June 25, 2031                                               1,000,000          1,001,875
       TXU Electric Delivery Transition
         3.52%  November 15, 2011                                            965,960            950,121
       Volkswagen Auto Lease Trust
         3.94% October 20, 2010                                            1,000,000            991,618
                                                                                     -------------------
                                                                                             10,647,450
                                                                                     -------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.19%
       Governmental National Mortgage Association
         5.302% November 16, 2015                                            346,943            351,184
                                                                                     -------------------
                                                                                                351,184
                                                                                     -------------------
CORPORATES 1.05%
       Ford Motor Credit Co
         3.75%  November 16, 2006 ##                                       1,000,000            989,700
       SLM Corp
         4.5356% February 1, 2010 ##                                       1,000,000            985,780
                                                                                     -------------------
                                                                                              1,975,480
                                                                                     -------------------
FOREIGN GOVERNMENT  0.52%
       Landwirtschaftliche Rentenbank
         3.25% October 12, 2007                                            1,000,000            975,150
                                                                                     -------------------
                                                                                                975,150
                                                                                     -------------------
GOVERNMENT / AGENCY 49.09%
       Federal Home Loan Mortgage Corp
         2.00%  February 23, 2006                                          5,000,000          4,926,740
         2.75% October 15, 2006                                           11,000,000         10,820,909
       Federal National Mortgage Association
         2.50% June 15, 2006                                              20,000,000         19,691,700
         3.29% November 20, 2006                                          25,000,000         24,738,025
         3.31% January 26, 2007                                           21,000,000         20,753,124
         3.53% October 19, 2007                                           10,000,000          9,789,130
         4.25% July 15, 2007                                               2,000,000          2,006,666
                                                                                     -------------------
                                                                                             92,726,294
                                                                                     -------------------
Mortgage-Backed Securities 23.48%
       Federal Home Loan PC Pool
         3.871% February 1, 2034                                          10,431,626         10,393,355
         4.00%  February 1, 2009^^                                         3,887,508          3,852,286
         4.219%  February 1, 2033^^                                        2,998,147          3,009,838
       Federal National Mortgage Association
         3.934% January 1, 2035                                            9,937,750          9,947,996
         4.299% January 1, 2035                                            4,998,201          4,989,030
         4.41% February 1, 2032                                            4,894,227          4,897,477
       Federal National Mortgage Association Pool
         3.121%  July 1, 2033^^                                            4,308,210          4,316,514
         3.946%   February 1, 2033^^                                       2,958,553          2,944,585
                                                                                     -------------------
                                                                                             44,351,081
                                                                                     -------------------

Municipals 0.52%
       Illinois Educational Facilities
         3.90% March 1, 2030                                               1,000,000            995,720
                                                                                     -------------------
                                                                                                995,720
                                                                                     -------------------

TOTAL FIXED INCOME
 (Cost $153,809,593)                                                                        152,022,359
                                                                                     ===================

--------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 19.25%                                                                   VALUE
--------------------------------------------------------------------------------------------------------

GOVERNMENT / AGENCY 15.85%
       Federal Home Loan Mortgage Corp
         2.25%  November 28, 2005 MTN                                      5,000,000          4,959,660
         2.875% September 15, 2005 MTN                                    14,000,000         13,978,874
       Federal Home Loan Mortgage Discount Notes
         2.65% April 11, 2005                                             11,000,000         10,991,903
                                                                                     -------------------
                                                                                             29,930,437

                                                                                     -------------------
SHORT TERM INVESTMENT FUND - 3.40%
       State Street Global Advisors
         Government Money Market Fund ^^^
         2.42% yield as of March 31, 2005                                                     6,421,203
                                                                                     -------------------
                                                                                              6,421,203
                                                                                     -------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $36,453,934)                                                                          36,351,640
                                                                                     ===================

TOTAL INVESTMENTS - 99.74%
 (Cost $190,263,527)                                                                        188,373,999
                                                                                     ===================

OTHER ASSETS AND LIABILITIES - 0.26%                                                            492,195
                                                                                     ===================

TOTAL NET ASSETS - 100%                                                                     188,866,194
                                                                                     ===================

PREFERRED MONEY MARKET FUND
---------------------------

------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 103.09%                                PAR +               VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 8.19%
     Deutsche Bank
       2.77% April 15, 2005                                10,000,000          10,000,000
     HSBC Bank USA
       2.56% June 1, 2005                                   4,326,000           4,326,000
     Royal Bank of Scotland Plc
       2.473%  July 15, 2005                                3,000,000           2,999,851
     Societe Generale
      2.485%  July 15, 2005                                 2,000,000           1,999,830
                                                                      --------------------
                                                                               19,325,681
                                                                      --------------------

COMMERCIAL PAPER - 62.69%
     Amsterdam Funding Corp
       2.76% April 15, 2005 **                             10,000,000           9,989,267
     Atlantis One Funding Corp
       2.54% June 1, 2005 **                                5,000,000           4,978,481
       2.89% August 1, 2005 **                              2,000,000           1,980,412
     Calyan Corporation & Investment Bank
       3.41% March 21, 2006                                 4,000,000           4,000,000
     CIT Group Inc
       2.92% August 10, 2005                                3,000,000           2,968,123
     Citibank Credit Card Issuance Trust
       2.55% March 10, 2005 **                              8,733,000           8,721,536
     Concord Mining Capital Corp
       2.75% April 11, 2005 **                             10,000,000           9,992,361
     Deutsche Bank
       3.825% April 21, 2006                                1,200,000           1,200,000
     Eureka Securitization Inc
       3.00% June 20, 2005 **                              10,000,000           9,933,333
     General Electric Capital Corp
       3.06% July 21, 2005                                  5,000,000           4,952,825
     Goldman Sachs Group
       3.03% November 1, 2005                               3,000,000           2,945,965
     Grampian Funding LLC
       2.89% August 2, 2005 **                              2,000,000           1,980,252
       3.09% July 26, 2005 **                               8,000,000           7,920,347
     Intesa Funding LLC
       2.75% April 14, 2005                                 5,000,000           4,995,035
     New Center Asset Trust
       2.60% March 1, 2005                                 10,000,000          10,000,000
     Nordea North America Inc
       2.93% July 8, 2005                                   5,000,000           4,960,119
     Paradigm Funding LLC
       2.77% April 8, 2005 **                              10,000,000           9,994,614
     Royal Bank Canada (NY Branch)
       3.805% May 2, 2006                                   7,000,000           6,998,166
     Santander Central Hispano
       2.51% April 1, 2005                                  7,723,000           7,723,000
     Scaldis Capital Ltd
       2.43% March 14, 2005 **                             10,000,000           9,981,400
       2.80% April 27, 2005 **                              1,577,000           1,573,809
     Silver Tower US Funding LLC
       2.71% May 5, 2005 **                                 5,000,000           4,987,203
     Skandinaviska Enskilda Banken
       3.00% June 30, 2005 **                               7,000,000           6,947,500
     UBS Finance LLC
       2.83% April 1, 2005                                  6,230,000           6,230,000
     Wells Fargo Bank
       3.755% March 29, 2006                                2,000,000           2,000,000
                                                                      --------------------
                                                                              147,953,748
                                                                      --------------------

FLOATING RATE NOTES - 32.21%
     Bayerische Landesbank
       2.76%   May 9, 2005 ##                               6,000,000           6,000,262
     CC USA Inc
       2.755%  August 9, 2005 ## **                         5,000,000           5,000,132
     Five Finance Inc
       2.555% November 10, 2005 MTN ## **                   8,000,000           7,999,511
     General Electric Capital Corp
       2.69% January 9, 2006 ##                             3,000,000           3,000,000
     HBOS PLC
       2.77% July 29, 2005 ## **                            7,000,000           7,001,498
     K2 USA LLC
       2.545% December 12, 2005 MTN ## **                   5,000,000           4,998,784
       2.55%   June 15, 2005 MTN ## **                      3,000,000           2,999,930
     Lexington Parker Cap Corp CP
       2.54% April 14, 2005 ## **                           8,000,000           7,999,941
     Links Finance LLC
       2.56% June 10, 2005 MTN ## **                        1,000,000             999,980
     Natexis Banque Populaires
       2.535%  July 1,  2005 ##                            10,000,000           9,999,246
     Southtrust Bank
       3.09% September 29, 2005 ##                         10,000,000          10,002,019
     Suntrust Bank (Atlanta, GA)
       3.06% March 24, 2006 ##                             10,000,000          10,004,976
                                                                      --------------------
                                                                               76,006,279
                                                                      --------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $243,285,708)                                                          243,285,708
                                                                      ====================

TOTAL INVESTMENTS - 103.09%
 (Cost $243,285,708)                                                          243,285,708
                                                                      ====================

OTHER ASSETS AND LIABILITIES - -3.09%
                                                                               (7,292,361)
                                                                      ====================

TOTAL NET ASSETS - 100%                                                       235,993,347
                                                                      ====================


NOTES TO SCHEDULES OF INVESTMENTS

         * Non-income producing security.
        ** Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2005, these securities amounted to $903,375 or 1.76% of the net assets of the Preferred International Growth Fund, $15,307,300 or 4.01% of the net assets of the Preferred Fixed Income Fund, and $125,980,291 or 53.35% of the net assets of the Preferred Money Market Fund.
         # All or a portion of this security is being used to collateralize futures contracts outstanding at March 31, 2005.
        ## Floating rate note. The interest rate shown reflects the rate currently in effect. The maturity date shown reflects the next reset date.
       ### Variable rate bond. The interest rate shown reflects the rate currently in effect.
         @ Yields are at time of purchase.
         + Par is in U.S. dollars unless otherwise noted.
         ~ All or a portion of this security was out on loan at year-end.
         ^ Caterpillar Inc. is the parent company of Caterpillar Investment
           Management Ltd. (CIML), the fund's adviser.
        ^^ Maturity dates represent legal final maturity and not the average life assumed by expected prepayment characteristics and security structure.
       ^^^ Related Parties.

ABBREVIATIONS:

    ADR -  American Depositary Receipt.
    IO - Interest Only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
    MTN -  Medium Term Notes.
    PO - Principal Only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
    REIT - Real Estate Investment Trust.
    TBA - To Be Announced, these securities have been purchased on a delayed delivery basis.

ITEM 2. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE PREFERRED GROUP OF MUTUAL FUNDS

By   /s/ David L. Bomberger
     ----------------------
         David L. Bomberger
         President

Date     May 27, 2005
     -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David L. Bomberger
----------------------
    David L. Bomberger
    President (Principal Executive Officer)
    May 27, 2005

/s/ Fred L. Kaufman
----------------------
    Fred L. Kaufman
    Vice President & Treasurer (Principal Financial Officer)
    May 27, 2005